Securities Act File No. [33-                     ]

As filed with the Securities and Exchange Commission on December 22, 2014.

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in the Charter)

1999 Avenue of the Stars, 27th Floor

Los Angeles, CA 90067

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Nori L. Gabert

Associate General Counsel and Vice President

AIG Life and Retirement

2919 Allen Parkway, L4-01

Houston, Texas 77019

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

and

Jon S. Rand

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933. It is proposed that this filing will become effective on January 21, 2015 pursuant to Rule 488.

Title of securities being registered: Shares of beneficial interest, without par value. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

SEASONS SERIES TRUST

Cash Management Portfolio

1999 Avenue of the Stars, 27th Floor

Los Angeles, CA 90067

(800) 445-7862

[January 29, 2015]

Dear Contract Owner:

We wish to provide you with some important information concerning your variable annuity contract (“Variable Contract”). At a meeting held on December 11, 2014, the Board of Trustees of Seasons Series Trust (the “Acquired Trust”) approved an Agreement and Plan of Reorganization (“Reorganization Agreement”) that provides for the reorganization of Cash Management Portfolio (“Acquired Portfolio”), a series of the Acquired Trust, with and into Cash Management Portfolio (“Acquiring Portfolio,” and together with the Acquired Portfolio, the “Portfolios”), a series of SunAmerica Series Trust (“Acquiring Trust”) (“Reorganization”).

The Reorganization Agreement provides for:

•

the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange for Class 1, Class 2, and Class 3 shares of the Acquiring Portfolio that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio;

•	the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio; and

•	the distribution of shares of the Acquiring Portfolio pro rata to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio.

The Reorganization does not require shareholder approval. Although you are not directly a shareholder of the Acquired Portfolio, you hold shares of the Acquired Portfolio through your Variable Contract.

The Reorganization is expected to be completed upon the open of business on March 9, 2015 (the “Closing Date”), at which time your Variable Contract will be credited with shares of the Acquiring Portfolio of the same class and of equivalent dollar value as shares in the Acquired Portfolio credited to your Variable Contract on the Closing Date.

The Reorganization is not expected to be a taxable event for federal income tax purposes for Variable Contract owners.

SunAmerica Asset Management, LLC (“SAAMCo”), the investment adviser for both the Acquired Portfolio and the Acquiring Portfolio, or its affiliates will pay the expenses incurred in connection with the Reorganization, including all direct and indirect expenses and out-of-pocket costs (not including transaction costs). There are no transaction costs expected to be incurred in connection with the Reorganization.

SAAMCo proposed the Reorganization because: (i) the shareholders of each Portfolio will benefit from expected operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the Reorganization; (ii) the Acquired Portfolio and the Acquiring Portfolio pursue substantially similar investment goals, strategies and techniques; (iii) the Acquiring Portfolio has the same investment adviser and investment subadviser as the Acquired Portfolio; (iv) the Acquiring Portfolio has generally performed slightly better than the Acquired Portfolio; (v) each class of the Acquiring Portfolio has lower total annual operating expenses than each corresponding class of the Acquired Portfolio; and (vi) after the Reorganization, (a) each class of the Combined Portfolio will have projected total annual operating expense ratios below those of each corresponding class of the Acquired Portfolio (before taking into account applicable voluntary fee waivers and expense reimbursement arrangements of the Acquiring and Acquired Portfolios) and (b) each class of the Combined Portfolio will have projected total annual operating expense ratios that are the same as those of each corresponding class of the Acquired Portfolio (after taking into account applicable voluntary fee waivers and expense reimbursement arrangements of the Acquiring and Acquired Portfolios).

The Boards of Trustees of the Acquired Trust and the Acquiring Trust (each, a “Board” and together, the “Boards”) have determined that the Reorganization is in the best interests of their respective Portfolios and that the interests of each of the Portfolio’s existing shareholders will not be diluted as a result of the Reorganization. The Board of each Trust unanimously voted in favor of the Reorganization with respect to the applicable Portfolio.

The Reorganization does not require shareholder approval, and you are not being asked to vote or take any other action in connection with the Reorganization. We do, however, ask that you review the enclosed Prospectus/Information Statement, which contains information about Acquiring Portfolio, including its investment goal, strategies and techniques, risks, performance, fees and expenses, as well as additional background information.

If you have questions about the reorganization, you may contact us at (800) 445-7862. You are a valued investor and we thank you for your continued investment in the Acquired Portfolio.

Sincerely,

[SIGNATURE]
John Genoy
President
Seasons Series Trust

2

SEASONS SERIES TRUST

1999 Avenue of the Stars, 27th Floor

Los Angeles, CA 90067

(800) 445-7862

SUNAMERICA SERIES TRUST

1999 Avenue of the Stars, 27th Floor

Los Angeles, CA 90067

(800) 445-7862

PROSPECTUS/INFORMATION STATEMENT

[January 29, 2015]

Acquisition of the assets and liabilities of:	By and in exchange for shares of:

Cash Management Portfolio a series of Seasons Series Trust	Cash Management Portfolio a series of SunAmerica Series Trust

This Prospectus/Information Statement is being furnished to you as the owner of a variable contract (“Variable Contract”) issued by a separate account of American General Life Insurance Company or The United States Life Insurance Company in The City of New York (“Life Companies”) through which you hold shares of Cash Management Portfolio (“Acquired Portfolio”), a series of Seasons Series Trust (“Acquired Trust”).

At a meeting held on December 11, 2014, the Board of Trustees of the Acquired Trust and Cash Management Portfolio (“Acquiring Portfolio,” and together with the Acquired Portfolio, the “Portfolios”), a series of SunAmerica Series Trust (“Acquiring Trust,” and together with the Acquired Trust, the “Trusts”) unanimously approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) that provides for the reorganization of the Acquired Portfolio with and into the Acquiring Portfolio (the “Reorganization”).

The Reorganization Agreement provides for:

•

the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange for Class 1, Class 2, and Class 3 shares of the Acquiring Portfolio that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio;

•	the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio; and

•	the distribution of shares of the Acquiring Portfolio pro rata to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio.

The Acquired Portfolio offers the same classes of shares as the Acquiring Portfolio (with certain distinctions discussed in this Prospectus/Information Statement). As part of the Reorganization, shareholders of the Acquired Portfolio will receive shares of the corresponding class of the Acquiring Portfolio.

The Reorganization is expected to be completed upon the beginning of business on March 9, 2015 (the “Closing Date”), such that shareholders of the Acquired Portfolio will become shareholders of the Acquiring Portfolio on or about March 9, 2015. Following the completion of the Reorganization, the Acquiring Portfolio may be referred to as the “Combined Portfolio.”

The terms and conditions of the Reorganization are more fully described below in this Prospectus/Information Statement and in the form of the Reorganization Agreement attached hereto as Appendix A.

The Acquired Portfolio is a series of the Acquired Trust, which is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Acquiring Portfolio is a series of the Acquiring Trust, which is a Massachusetts business trust registered with the SEC as an open-end management investment company.

SunAmerica Asset Management, LLC (“SAAMCo”) currently serves as the investment adviser to both the Acquired Portfolio and the Acquiring Portfolio and will continue to serve as the investment adviser of the Acquiring Portfolio following the Reorganization. BofA Advisors, LLC (“BofA Advisors”) currently serves as the investment subadviser to both the Acquired Portfolio and the Acquiring Portfolio and will continue to serve as the subadviser of the Combined Portfolio following the Reorganization.

The Acquired Portfolio’s investment goal is current income while preserving capital, which is similar to the Acquiring Portfolio’s investment goal of current income consistent with liquidity and preservation of capital.

This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Portfolio, the Acquiring Portfolio and the Reorganization. This Prospectus/Information Statement and any enclosures are being mailed to shareholders on or about [January 29, 2015].

Additional information relating to the Acquired Portfolio is contained in the summary prospectus, the statutory prospectus (“Acquired Portfolio Prospectus”) and statement of additional information (“Acquired Portfolio SAI”) for the Acquired Portfolio each dated July 29, 2014, as supplemented, and in the annual report to shareholders of the Acquired Portfolio for the fiscal year ended March 31, 2014 (the “Acquired Portfolio Annual Report”) and the semi-annual report to shareholders of the Acquired Portfolio for the fiscal period ended September 30, 2014 (“Acquired Portfolio Semi-Annual Report”), each of which has been filed with the SEC. Additional information relating to the Acquiring Portfolio is contained in the summary prospectus, the statutory prospectus (the “Acquiring Portfolio Prospectus”) and statement of additional information (“Acquiring Portfolio SAI”) for the Acquiring Portfolio each dated May 1, 2014, as supplemented, and in the annual report to shareholders of the Acquiring Portfolio for the fiscal year ended January 31, 2014 (the “Acquiring Portfolio Annual Report”) and the semi-annual report to shareholders of the Acquiring Portfolio for the fiscal period ended July 31, 2014 (“Acquiring Portfolio Semi-Annual Report”), each of which has been filed with the SEC.

A Statement of Additional Information, dated [January 29, 2015] (“Reorganization SAI”), relating to this Prospectus/Information Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Information Statement, which means it is considered legally a part of this Prospectus/Information Statement. Certain information relating to the Portfolios in the Acquired Portfolio SAI, Acquiring Portfolio SAI, Acquired Portfolio Annual Report and Acquiring Portfolio Annual Report is incorporated by reference into the Reorganization SAI.

For a free copy of any of the documents described above, including the Reorganization SAI, you may call (800) 445-7862, or you may write to the Portfolios at [P.O. Box 27598, Santa Ana, CA 92799]. You may also obtain these documents by accessing the web site for the Acquired Trust and Acquiring Trust at www.aig.com/getprospectus.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

AN INVESTMENT IN THE PORTFOLIOS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

QUESTIONS & ANSWERS

The following is a summary of certain information about the Reorganization contained elsewhere in this Prospectus/Information Statement and is qualified in its entirety by reference to the more complete information contained therein. We recommend that you read the complete Prospectus/Information Statement.

Q.	What is involved in the Reorganization?

A.

As more fully explained in the Prospectus/Information Statement, the Board of Trustees of the Acquired Trust and the Acquiring Trust (“Board”) has unanimously approved the Reorganization of the Acquired Portfolio with and into the Acquiring Portfolio. You are receiving this Prospectus/Information Statement because you are the owner of a Variable Contract through which you hold shares of the Acquired Portfolio.

The Reorganization involves the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange for Class 1, Class 2, and Class 3 shares of the Acquiring Portfolio that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio, the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio, the distribution of shares of the Acquiring Portfolio received by the Acquired Portfolio pro rata to the Acquired Portfolio shareholders of record as of the Closing Date (March 9, 2015).

All shareholders of the Acquired Portfolio will become shareholders of the Acquiring Portfolio. The Acquired Portfolio will be terminated as a series of the Acquired Trust.

Q.	What are the Key Features of the Trusts and the Portfolios?

A.

The Acquired Trust and the Acquiring Trust are separate Massachusetts business trusts and are each an open-end management investment company registered with the SEC. The Acquired Portfolio is a series of the Acquired Trust and the Acquiring Portfolio is a series of the Acquiring Trust. Each Portfolio publicly offers its shares on a continuous basis and shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of the Life Companies.

Q.	When will the Reorganization occur?

A.	The Reorganization is expected to occur upon the beginning of business on March 9, 2015.

Q.	Has the Board Approved the Reorganization?

A.

The Board has unanimously approved the Reorganization. For a discussion of the specific factors considered by the Board in approving the Reorganization, see “INFORMATION ABOUT THE REORGANIZATION – Reasons for the Reorganization.”

Q.	Am I being asked to vote?

A.	Variable Contract holders do not need to approve the Reorganization. We are not asking you for a proxy and you are requested not to send us a proxy.

Q.	How do the Portfolios’ investment objectives, strategies, and risks compare?

A.	The Acquired Portfolio and the Acquiring Portfolio have similar investment goals and principal investment strategies and techniques.

•

The Acquired Portfolio’s investment goal is current income while preserving capital and the Acquiring Portfolio’s investment goal is current income consistent with liquidity and preservation of capital.

•

Both the Acquired Portfolio and the Acquiring Portfolio attempt to achieve their investment goals by investing in a diversified selection of money market instruments. Both Portfolios may invest in fixed income securities (consisting of U.S. Treasury bills, agency discount notes, corporate debt instruments and asset-backed securities) and short-term investments (consisting of repurchase agreements and bank obligations). These securities may have fixed, floating or variable rates of interest.

•

The Portfolios also have similar investment risks. However, the Acquired Portfolio is subject to principal investment risks, including active management risk and market risk, to which the Acquiring Portfolio may not be subject. In addition, the Acquiring Portfolio is subject to principal investment risks, including illiquidity risk, credit risk and affiliate fund rebalancing risk, to which the Acquired Portfolio may not be subject.

For a more detailed discussion of each Portfolio’s investment objectives, principal investment strategies and techniques, and principal investment risks, see “COMPARISON OF THE PORTFOLIOS – Investment Goals,” “COMPARISON OF THE PORTFOLIOS – Principal Investment Strategies and Techniques,” and “COMPARISON OF THE PORTFOLIOS – Principal and Other Investment Risks.”

Q.	Will I receive shares of the Acquiring Portfolio of the same class as the shares of the Acquired Portfolio that I now hold through my Variable Contract?

A.	Variable Contracts holding Class 1, 2 and 3 shares of the Acquired Portfolio at the time of the Reorganization will receive Class 1, 2 and 3 shares of the Acquiring Portfolio, respectively.

Q.	Will I own the same number of shares of the Acquiring Portfolio as I currently own of the Acquired Portfolio?

A.

Shareholders will receive shares of the Acquiring Portfolio with the same aggregate net asset value (“NAV”) as the shares of the Acquired Portfolio owned immediately prior to the Reorganization. However, the number of shares you receive will depend on the relative NAV of the shares of the Acquired Portfolio and the Acquiring Portfolio on the closing date of the Reorganization.

Q.	How do the operating expense ratios of the Acquiring Portfolio compare to those of the Acquired Portfolio?

A.

Following the completion of the Reorganization, it is anticipated that each class of the Combined Portfolio will have lower total annual operating expense ratios than the total annual operating expense ratios of the corresponding class of the Acquired Portfolio. Currently:

•	Both the Acquiring Portfolio and the Acquired Portfolio pay the same management fee to SAAMCo for the investment advisory services that SAAMCo provides the Portfolios;

•	Each class of the Acquiring Portfolio, to the extent applicable, currently pays the same Service (12b-1) Fees as the corresponding class of the Acquired Portfolio;

•

Each class of the Acquiring Portfolio pays lower other expenses and each class of the Acquiring Portfolio pays a lower total annual operating expense ratio than the corresponding class of the Acquired Portfolio (although each class of Acquiring Portfolio has the same total annual operating expense ratio of the corresponding class of the Acquired Portfolio after voluntary waivers, reimbursements, recoupments and reductions).

For more detailed information about each Portfolio’s total annual operating expenses, see “COMPARISON OF THE PORTFOLIOS – Fees and Expenses” in the Prospectus/Information Statement.

Q.	Who will advise the Acquiring Portfolio once the Reorganization is completed?

A.

SAAMCo and BofA Advisors act as investment adviser and investment subadviser, respectively, to both the Acquired Portfolio and the Acquiring Portfolio. SAAMCo and BofA Advisors will continue to act as investment adviser and investment subadviser to the Combined Portfolio after the Reorganization.

Q.	Will my privileges as a shareholder change after the Reorganization?

A.

No. Your rights as a shareholder will not change in any substantial way as a result of the Reorganization, but your Variable Contract will hold shares of the Acquiring Portfolio rather than shares of the Acquired Portfolio.

Q.	Will I have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.	No. You will not pay any sales load, commission or other similar fee in connection with the Reorganization.

Q.	Do the procedures for purchasing and redeeming shares of the Portfolios differ?

A.

The procedures for purchasing and redeeming shares of the Portfolios through Variable Contracts are identical. Following the Reorganization, the procedures for purchasing and redeeming shares of the Combined Portfolio will remain unchanged.

Q.	Do the Portfolios’ dividend and distribution policies differ?

A.	No. The Portfolios have the same dividend and distribution policies. The dividend and distribution policies of the Combined Portfolio will remain unchanged.

Q.	What will I have to do to open an account in the Acquiring Portfolio?

A.	Variable Contract holders are not required to take any action to open an account in the Acquiring Portfolio in connection with the Reorganization.

Q.	Will I have to pay any federal taxes as a result of the Reorganization?

A.	The Reorganization is not expected to be a taxable event for federal income tax purposes for Variable Contract holders.

Q.	Who will pay for the Reorganization?

A.

The expenses incurred in connection with the preparation of the Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs (other than any transaction costs relating to the sale of the Acquired Portfolio’s securities prior to and/or after the Reorganization), will be borne solely by SAAMCo or its affiliates, and not by either Portfolio. There are no transaction costs expected to be incurred in connection with the Reorganization. The aggregate expense of the Reorganization to be borne by SAAMCo or its affiliates is estimated to be approximately $154,000 and the aggregate costs to be borne by the Portfolios is estimated to be approximately $0.

Q.	What if I redeem shares of the Acquired Portfolio before the Reorganization takes place?

A.	If you choose to redeem or exchange your shares before the Reorganization takes place, the redemption or exchange will be treated as a normal redemption or exchange of shares.

Important additional information about the Reorganization is set forth below. Please read it carefully.

COMPARISON OF THE PORTFOLIOS

Investment Goals

The Acquired Portfolio and the Acquiring Portfolio have similar investment goals. The Acquired Portfolio’s investment goal is current income while preserving capital. The Acquiring Portfolio’s investment goal is current income consistent with liquidity and preservation of capital.

Fees and Expenses

The following tables compare the fees and expenses of each of the Acquired Portfolio and the Acquiring Portfolio, and show the projected (“pro forma”) estimated fees and expenses of the Combined Portfolio. Fees and expenses shown for the Acquired Portfolio and the Acquiring Portfolio were determined based on the fiscal year ended March 31, 2014 and January 31, 2014, respectively. The unaudited pro forma fees and expenses are based on the 12-month period ended July 31, 2014 and assume the consummation of the Reorganization as of that date, and are estimated in good faith and are hypothetical. It is important for you to know that a decline in a Portfolio’s average net assets during the current fiscal year and after the Reorganization, as a result of shareholder redemptions or other factors, could cause the Portfolio’s expense ratio to be higher than the fees and expenses shown, which means you could pay more if you buy or hold shares of your Portfolio.

The Portfolios’ annual operating expenses do not reflect the separate account fees charged in the Variable Contracts in which the Portfolios are offered. If the separate account’s fees were shown, the Portfolios’ annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Fee Table of the Acquired Portfolio and the Acquiring Portfolio

and the Pro Forma Combined Portfolio

CLASS 1

	Acquired Portfolio[1]	Acquiring Portfolio[2]	Pro Forma Combined Portfolio[3] (unaudited)
Management Fees	0.46%	0.46%	0.46%
Service (12b-1) Fees	None	None	None
Other Expenses	0.21%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.67%	0.51%	0.51%

CLASS 2

	Acquired Portfolio[1]	Acquiring Portfolio[2]	Pro Forma Combined Portfolio[3] (unaudited)
Management Fees	0.46%	0.46%	0.46%
Service (12b-1) Fees	0.15%	0.15%	0.15%
Other Expenses	0.22%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.83%	0.66%	0.66%

CLASS 3
	Acquired Portfolio[1]	Acquiring Portfolio[2]	Pro Forma Combined Portfolio[3] (unaudited)
Management Fees	0.46%	0.46%	0.46%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.21%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.92%	0.76%	0.76%

[1]	Based on information for the fiscal year ended March 31, 2014.
[2]	Based on information for the fiscal year ended January 31, 2014.
[3]	Based on consolidated information for the 12-month period ended July 31, 2014.

After voluntary fee waivers and/or expense reimbursements/recoupments, which may continue indefinitely but may be terminated at any time, Class 1, Class 2 and Class 3 of each of the Acquired Portfolio, Acquiring Portfolio and Combined Portfolio has a total annual portfolio operating expense ratio (not including extraordinary expenses as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Trusts’ business on behalf of the Portfolios) as follows:

	Acquired Portfolio[1]	Acquiring Portfolio[2]	Pro Forma Combined Portfolio[3]
Class 1	0.45%	0.45%	0.45%
Class 2	0.60%	0.60%	0.60%
Class 3	0.70%	0.70%	0.70%

[1]	Based on information for the fiscal year ended March 31, 2014.
[2]	Based on information for the fiscal year ended January 31, 2014.
[3]	Based on consolidated information for the 12-month period ended July 31, 2014.

Examples

These Examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same. The Example does not reflect the charges imposed by a Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such changes. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

CLASS 1
	1 Year	3 Years	5 Years	10 Years
Acquired Portfolio[1]	$68	$214	$373	$835
Acquiring Portfolio[2]	$52	$164	$285	$640
Pro Forma Combined Portfolio[3]	$52	$164	$285	$640
CLASS 2
	1 Year	3 Years	5 Years	10 Years
Acquired Portfolio[1]	$85	$265	$460	$1,025
Acquiring Portfolio[2]	$67	$211	$368	$822
Pro Forma Combined Portfolio[3]	$67	$211	$368	$822

CLASS 3

	1 Year	3 Years	5 Years	10 Years
Acquired Portfolio[1]	$94	$293	$509	$1,131
Acquiring Portfolio[2]	$78	$243	$422	$942
Pro Forma Combined Portfolio[3]	$78	$243	$422	$942

[1]	Based on information for the fiscal year ended March 31, 2014.
[2]	Based on information for the fiscal year ended January 31, 2014.
[3]	Based on consolidated information for the 12-month period ended July 31, 2014.

Although your actual costs may be higher or lower, based on the above assumptions and the net expenses shown in the fee table, after fee waivers and/or expense reimbursements/recoupments by the adviser, your costs would be:

CLASS 1

	1 Year	3 Years	5 Years	10 Years
Acquired Portfolio[1]	$46	$144	$252	$567
Acquiring Portfolio[2]	$46	$144	$252	$567
Pro Forma Combined Portfolio[3]	$46	$144	$252	$567
CLASS 2
	1 Year	3 Years	5 Years	10 Years
Acquired Portfolio[1]	$61	$192	$335	$750
Acquiring Portfolio[2]	$61	$192	$335	$750
Pro Forma Combined Portfolio[3]	$61	$192	$335	$750
CLASS 3
	1 Year	3 Years	5 Years	10 Years
Acquired Portfolio[1]	$72	$224	$390	$871
Acquiring Portfolio[2]	$72	$224	$390	$871
Pro Forma Combined Portfolio[3]	$72	$224	$390	$871

[1]	Based on information for the fiscal year ended March 31, 2014.
[2]	Based on information for the fiscal year ended January 31, 2014.
[3]	Based on consolidated information for the 12-month period ended July 31, 2014.

Principal Investment Strategies and Techniques

The following is a comparison of the principal investment strategies and techniques of the Portfolios. The Portfolios’ principal investment strategies and techniques are the same in all material respects. In addition, neither of the Portfolios seeks to maintain a stable $1.00 net asset value per share. This is a principal investment strategy of the Acquired Portfolio but not the Acquiring Portfolio.

The principal investment strategies and techniques common to both Portfolios include:

The Portfolio attempts to achieve its investment goal by investing in a diversified selection of money market instruments. The Portfolio may invest in fixed income securities (consisting of U.S. treasury bills, agency discount notes, corporate debt instruments and asset-backed securities) and short-term investments (consisting of commercial paper, repurchase agreements and bank obligations). These securities may have fixed, floating or variable rates of interest.

The Portfolio may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The subadviser evaluates a number of factors in identifying investment opportunities and constructing the Portfolio’s portfolio. The subadviser considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Portfolio’s assets among different securities.

The subadviser, in connection with selecting individual investments for the Portfolio, evaluates a security based on its potential to generate income and to preserve capital. The subadviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The subadviser may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the subadviser believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

As noted above, in addition to the above principal investment strategies and techniques, the Acquired Portfolio has a principal investment strategy that it does not seek to maintain a stable net asset value.

Principal Risks of Investing in the Portfolios

Because of their similar and compatible investment goals, strategies and techniques, the principal and non-principal investment risks of investing in the Acquired Portfolio and the Acquiring Portfolio are similar. However, the Acquired Portfolio is subject to additional principal investment risks, including active management risk and market risk, to which the Acquiring Portfolio may not be subject. In addition, the Acquiring Portfolio is subject to additional principal investment risks, including illiquidity risk and affiliate fund rebalancing risk, to which the Acquired Portfolio may not be subject. A comparison of the principal and non-principal risks of each Portfolio are set out in the table below.

There can be no assurance that a Portfolio’s investment goal will be met or that the net return on an investment in a Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

As with any security, an investment in a Portfolio involves certain risks. The primary differences between the principal investment risks of the Portfolios are noted in italics. The principal investment risks associated with the Acquiring Portfolio will be the principal investment risks of the Combined Portfolio following the Reorganization.

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO

Principal Risks	Principal Risks

Risk of Investing in Money Market Securities. An investment in the Portfolio is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The Portfolio does not seek to maintain a stable net asset value.

Same.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Portfolio’s yield may become negative, which may result in a decline in the value of your investment. When interest rates are very low, the Portfolio’s expenses could absorb a significant portion of the Portfolio’s income or even exceed it. If interest rates increase, the Portfolio’s yield may not increase proportionately.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Portfolio’s yield may become negative, which may result in a decline in the value of your investment. When interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the Portfolio’s yield. Under these regulations, the Portfolio is required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and the Portfolio may have a lower yield than money market funds with a different shareholder base.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by

Same.

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO

Principal Risks	Principal Risks

the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s income and the value of your investment in the Portfolio to decline.

Same.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Same.

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO

Principal Risks	Principal Risks

Concentration Risk. The Portfolio may invest more than 25% of its assets in U.S. dollar-denominated obligations of banks. Therefore, the Portfolio is more sensitive to factors affecting that industry, such as changes in the regulatory or competitive environment or in investor perceptions regarding an industry. This means that the value of the Portfolio is subject to greater volatility than a portfolio that invests in a broader range of companies and industries.

Same.

—

Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.	Same.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Same.

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO

Principal Risks	Principal Risks

Active Management Risk. The Portfolio is subject to the risk that the subadviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the securities selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform other funds with similar objectives and investment strategies.	—

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a sector, an industry or an issuer may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

—

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Same.

—	Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SAAMCo serves as investment adviser that are managed as “fund

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO

Principal Risks	Principal Risks

of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Additional Information About the Portfolios’ Investment Strategies and Investment Risks

In addition to the Portfolios’ principal investment strategies and techniques, the Portfolios may from time-to-time invest in additional securities and utilize other investment techniques. In this regard, each Portfolio also may invest in municipal securities, extendible commercial notes, funding agreements, and other high-quality short-term obligations.

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO

Other Risks	Other Risks

Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

—

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO

Other Risks	Other Risks

Municipal Securities Risk. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.

Risks of Investing in Municipal Securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

—	Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

Performance Information

The following Risk/Return Bar Charts and Tables illustrate the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the Portfolio’s average annual returns. Fees and expenses incurred at the Variable Contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown below. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

For more information concerning the performance of the Acquired Portfolio, please refer to the Acquired Portfolio Prospectus and the Acquired Portfolio Annual Report. For more information concerning the performance of the Acquiring Portfolio, please refer to the Acquiring Portfolio Prospectus and the Acquiring Portfolio Annual Report.

Calendar Year Total Returns, as of 12/31 each year for

Class 1 Shares of the Acquired Portfolio

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.25% (quarter ended September 30, 2006) and the lowest return for a quarter was -0.09% (quarter ended December 31, 2013). The year to date calendar return for Class 1 as of September 30, 2014 was -0.19%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Class 1 Shares	-0.28%	-0.25%	1.18%
Class 2 Shares	-0.38%	-0.39%	1.04%
Class 3 Shares	-0.57%	-0.51%	0.92%

Calendar Year Total Returns, as of 12/31 each year for

Class 1 Shares of the Acquiring Portfolio

During the10-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended September 30, 2006) and the lowest return for a quarter was -0.09% (quarter ended December 31, 2013). The year to date calendar return for Class 1 as of September 30, 2014 was -0.19%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Class 1 Shares	-0.28%	-0.18%	1.28%
Class 2 Shares	-0.38%	-0.34%	1.13%
Class 3 Shares	-0.48%	-0.44%	1.03%

Management of the Portfolios

Each Portfolio’s investment adviser is SAAMCo. Each Portfolio is subadvised by BofA Advisors. Each Portfolio has the same portfolio managers, as set forth in the table below:

Portfolio Managers of the Portfolios
Name	Since	Title
Dale Albright, CFA	2008	Managing Director
Michelle Moller	2010	Director
Karyn Corridan, CFA	2010	Director

For more detailed information regarding the management of the Portfolios, see “COMPARISON OF THE PORTFOLIOS – Management of the Portfolios.”

Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of the Life Companies. Shares of the Portfolios may be purchased and redeemed each day the New York Stock Exchange (“NYSE”) is open, at the Portfolio’s net asset value determined after receipt of a request in good order.

The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums.

For additional information regarding the purchase and sale of the Portfolios’ shares, see “COMPARISON OF THE PORTFOLIOS – Purchase, Exchange, Redemption and Valuation of Shares.”

Tax Information

The Portfolios will not be subject to U.S. federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends. Contract holders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.

For additional information regarding the U.S. federal income tax consequences of the reorganization, see “INFORMATION ABOUT THE REORGANIZATION – Material U.S. Federal Income Tax Consequences of the Reorganization.”

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment options for Variable Contracts. The Portfolios and their related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolios as underlying investment options in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

INFORMATION ABOUT THE REORGANIZATION

General

Under the Reorganization Agreement, the Acquired Portfolio will transfer all of its assets to the Acquiring Portfolio in exchange for Class 1, Class 2, and Class 3 shares of the Acquiring Portfolio that have an aggregate net asset value equal to the aggregate net asset value of the shares of Acquired Portfolio on the valuation date for the Reorganization, and the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio. Upon receipt by the Acquired Portfolio of the Class 1, Class 2, and Class 3 shares of the Acquiring Portfolio, the Acquired Portfolio will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date, as defined in the Reorganization Agreement, the Acquired Portfolio will be terminated as a series of the Acquired Trust under applicable state law. For more details about the Reorganization Agreement, see “Appendix B – Form of Agreement and Plan of Reorganization.”

The distribution of Acquiring Portfolio shares to the Acquired Portfolio’s separate account shareholders will be accomplished by crediting your Variable Contract with shares of the Acquiring Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Acquired Portfolio held in your Variable Contract on that date.

Accordingly, as a result of the Reorganization, Acquired Portfolio shareholders will own the corresponding class of shares of the Acquiring Portfolio having an aggregate NAV as of the close of regular trading on the NYSE on the business day immediately preceding the Closing Date (“Valuation Time”) equal to the aggregate NAV of that shareholder’s Acquired Portfolio shares computed at the Valuation Time. The Reorganization will not result in dilution of either Portfolio’s NAV. However, as a result of the Reorganization, a shareholder of the Acquired Portfolio or the Acquiring Portfolio will hold a reduced percentage of ownership in the larger Combined Portfolio than the shareholder did in the applicable Portfolio.

Terms of the Reorganization Agreement

Pursuant to the Reorganization Agreement, the Acquiring Portfolio will acquire the assets of the Acquired Portfolio on the Closing Date in consideration for the assumption of the Acquired Portfolio’s liabilities and shares of the Acquiring Portfolio.

On the Closing Date, the Acquired Portfolio will transfer to the Acquiring Portfolio all of its assets in exchange solely for Class 1, Class 2 and Class 3 shares of the Acquiring Portfolio that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio transferred to the Acquiring Portfolio as of the Closing Date, as determined in accordance with the Acquired Portfolio’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties, and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Acquired Portfolio will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

The Acquired Portfolio expects to distribute the shares of the Acquiring Portfolio to the shareholders of the Acquired Portfolio as of the close of business on the Closing Date in complete liquidation of the Acquired Portfolio, and thereafter the Acquired Portfolio will be terminated as a series of the Acquired Trust under Massachusetts law.

Each of the Acquired Portfolio and the Acquiring Portfolio has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:

•

the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance of and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the effectiveness under applicable law of the registration statement of the Acquiring Trust of which this Prospectus/Information Statement forms a part and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto;

•	the declaration of a dividend by the Acquired Portfolio to distribute all of its undistributed net investment income and net capital gains; and

•

the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization for Variable Contract owners whose contract values are determined by investment in shares of the Acquired Portfolio.

The Reorganization Agreement may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The Board of each Trust evaluated and unanimously approved the Reorganization. The factors considered by the Board of each Trust with regard to the Reorganization include, but are not limited to, the following:

•

That the investment goals of the Acquired Portfolio and the Acquiring Portfolio are similar and the principal investment strategies and techniques of the Acquired Portfolio and the Acquiring Portfolio are similar and compatible. Through the Reorganization, shareholders of the Acquired Portfolio will be invested in a Combined Portfolio with a similar investment goal and similar and compatible investment strategies and techniques.

The Acquired Portfolio and the Acquiring Portfolio are subject to similar principal and non-principal investment risks. The minor differences in disclosed risks should not reflect material differences between the risks of an investment in the respective Portfolios. Specifically, the Acquired Portfolio’s prospectus states that it is subject to principal investment risks, including active management risk and market risk, that are not disclosed with respect to the Acquiring Portfolio. In addition, the Acquiring Portfolio’s prospectus states that it is subject to additional principal investment risks, including illiquidity risk and affiliate fund rebalancing risk, to which the Acquired Portfolio may not be subject.

•	The possibility that the Combined Portfolio may achieve certain operating efficiencies from its larger net asset size.

The larger net asset size of the Combined Portfolio may permit the Combined Portfolio to achieve certain economies of scale as certain costs can be spread over a larger asset base. This potential benefit will largely depend on the growth of the Combined Portfolio and may not be achieved solely as a result of the Reorganization.

•

That each Portfolio pays SAAMCo a monthly management fee at the same annual rate of average daily net assets and that the management fee rate with respect to each Portfolio is based on the aggregate assets of both Portfolios, meaning the Reorganization will not impact the current management fee rates or amounts paid to SAAMCo.

•

The expectation that, following the Reorganization, (a) each class of the Combined Portfolio will have projected total annual operating expense ratios below those of each corresponding class of the Acquired Portfolio (before taking into account applicable voluntary fee waivers and expense reimbursement arrangements of the Acquiring and Acquired Portfolios) and (b) each class of the Combined Portfolio will have projected total annual operating expense ratios that are the same as those of each corresponding class of the Acquired Portfolio (after taking into account applicable voluntary fee waivers and expense reimbursement arrangements of the Acquiring and Acquired Portfolios).

•	The personnel who will manage the Combined Portfolio.

The Trustees considered that SAAMCo will continue to serve as the investment adviser of the Combined Portfolio after the Reorganization and that BofA Advisors will continue to serve as the investment subadviser to the Combined Portfolio after the Reorganization. The Trustees further noted that the same portfolio managers currently manage each of the Portfolios and will continue to serve as the portfolio managers of the Combined Portfolio following the completion of the Reorganization.

•

The relative investment performance histories and anticipated future prospectus of each of the Acquired Portfolio and the Acquiring Portfolio and the fact that the Acquiring Portfolio has generally performed slightly better than the Acquired Portfolio.

While not predictive of future results, the Boards reviewed the relative performance of the Acquired Portfolio and the Acquiring Portfolio over various time periods. The Trustees noted that the same portfolio managers currently manage both Portfolios and will continue to serve as the portfolio managers of the Combined Portfolio following the Reorganization. The Combined Portfolio will maintain the performance history of the Acquiring Portfolio at the closing of the Reorganization.

•	It is currently anticipated that the Reorganization will not be a taxable event for Variable Contact owners whose contract values are determined by investment in shares of the Acquired Portfolio.

•	The costs associated with the Reorganization will be borne solely by SAAMCo and its affiliates and will not be borne by shareholders (not including transaction costs).

Shareholders will not bear the costs associated with the Reorganization, including expenses such as legal fees, printing, packaging and postage costs, all of which will be covered by SAAMCo or its affiliates. Shareholders will not have to pay any sales charge on the Acquiring Portfolio shares received in the Reorganization. There are no transaction costs expected to be incurred in connection with the Reorganization.

•	The terms and conditions of the Agreement and Plan of Reorganization.

•

Whether the Reorganization could result in the dilution of shareholder interests, and that the Reorganization should not result in economic dilution to either Portfolio because both Portfolios will use an identical methodology for valuing their assets at the time of the Reorganization and the Acquired Portfolio will receive shares of the Acquiring Portfolio with an aggregate net asset value equal to the aggregate net asset value of the Acquired Portfolio.

•	Any other potential benefits of the Reorganization to each of the Acquiring Portfolio and its shareholders and the Acquired Portfolio and its shareholders.

For these and other reasons, the Board of each Trust concluded that, based upon the factors and considerations summarized above, consummation of the Reorganization is in the best interests of the respective Portfolio and the interests of the respective Portfolio’s existing shareholders will not be diluted as a result of the Reorganization. These determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Material U.S. Federal Income Tax Consequences of the Reorganizations

As a condition to the consummation of the Reorganization, the Trusts will have received one or more opinions of Dechert LLP, dated on or before the date of the Reorganization, addressed to and in form and substance satisfactory to the Trusts that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the Reorganization will not be a taxable event for contract owners whose Variable Contract values are determined by investment in shares of the applicable Acquired Portfolio. For purposes of rendering its opinion, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Reorganization Agreement, this Prospectus/Information Statement and related SAI, and on such other written representations as will have been verified as of the date of the applicable Reorganization.

None of the Trusts, the Acquired Portfolio, or the Acquiring Portfolio has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

Expenses of the Reorganizations

The expenses incurred in connection with the Reorganization and the preparation of the Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs (other than any transaction costs relating to the sale of the Acquired Portfolio’s securities prior to and/or after the Reorganization), will be borne solely by SAAMCo or its affiliates, and not by either Portfolio.

Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Boards, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Information Statement; auditing fees associated with inclusion of each Portfolio’s financial statements in the Form N-14; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.

The brokerage commissions and other transaction costs relating to the Reorganization, if any, will be borne by the Portfolios. There are no transaction costs expected to be incurred in connection with the Reorganization.

All other expenses of each Portfolio shall be paid by the applicable Portfolio.

The aggregate expense of the Reorganization to be borne by SAAMCo or its affiliates is estimated to be approximately $154,000 and the aggregate costs to be borne by the Portfolios is estimated to be approximately $0.

Legal Matters

Certain legal matters concerning the Reorganization will be passed on by Dechert LLP, as counsel to the Acquiring Trust in connection with the Reorganization. Certain legal matters concerning the issuance of shares of the Acquiring Portfolio will be passed on by Morgan, Lewis & Bockius LLP, as special Massachusetts counsel to the Acquiring Trust. Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Dechert LLP.

MORE INFORMATION ABOUT THE PORTFOLIOS

Fundamental Investment Restrictions

The Acquired Portfolio and the Acquiring Portfolio have identical fundamental investment restrictions. Following the Reorganization, the Combined Portfolio will be subject to the same fundamental investment restrictions as the Acquired Portfolio. The complete list of the fundamental investment restrictions of the Acquired Portfolio and the Acquiring Portfolio is set out in “Appendix A – Fundamental Investment Restrictions.”

Management of the Portfolios

Information About the Investment adviser. SAAMCo currently serves as investment adviser and manager for the Acquired Portfolio and the Acquiring Portfolio. SAAMCo selects the subadvisers for the Portfolios, provides various administrative services for the Portfolios and supervises the daily business affairs of the Portfolios. SAAMCo is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets of approximately $70 billion as of September 30, 2014. SAAMCo is an indirect, wholly-owned subsidiary of American International Group, Inc., and is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to each Trust with unaffiliated subadvisers approved by the respective Board without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the respective Board, but without shareholder approval, to employ new unaffiliated subadvisers for new or existing portfolios of either Trust, change the terms of particular agreements with subadvisers or continue the employment of existing subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. SAAMCo Shareholders will be notified of any subadviser changes. Affiliated subadvisers selected and approved by the applicable Board are subject to shareholder approval.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement for the Acquired Portfolio is available in the Acquired Trust Annual Report for the period ended March 31, 2014. A discussion regarding the basis for the Board’s approval of the investment advisory agreement for the Acquiring Portfolio is available in the Acquiring Trust Annual Report for the period ended January 31, 2014.

Information About the Subadviser. BofA Advisors currently serves as investment subadviser to the Acquired Portfolio and the Acquiring Portfolio. BofA Advisors is located at 100 Federal Street, Boston, MA 02110. BofA Global Capital management managed assets consist of assets under the discretionary management of BofA Advisors, an SEC-registered investment adviser and is an indirect, wholly-owned subsidiary of Bank of America Corporation. As of September 30, 2014, BofA Advisors had approximately $87.1 billion in assets under management.

BofA Advisors has primary responsibility for the day-to-day management of the Acquired Portfolio and the Acquiring Portfolio. Both Portfolios are managed by Dale R. Albright, CFA, Michelle M. Moller and Karyn Corridan, CFA. For each Portfolio, the management team members have responsibility in making investment management decisions for the Portfolio and no team member is limited in his/her role with respect to the management team. Mr. Albright, Director and Head of Portfolio Management, has been with BofA Advisors or its predecessor as an investment professional since 2008. Prior to joining BofA Advisors, Mr. Albright was a portfolio manager for Morgan Stanley Investment management from 1990 to 2008. Ms. Moller, Director and Senior Portfolio Manager, has been with BofA Advisors or its predecessor as an investment professional since 2000. Ms. Corridan, Director and Portfolio Manager, has been with BofA Advisors or its predecessor as an investment professional since 2000.

For the investment subadvisory services provided to each Portfolio, SAAMCo compensates BofA Advisors out of the advisory fees that it receives from the Portfolios.

A discussion regarding the basis for the Board’s approval of the subadvisory agreement for the Acquired Portfolio is available in the Acquired Trust Annual Report for the period ended March 31, 2014. A discussion regarding the basis for the Board’s approval of the subadvisory agreement for the Acquiring Portfolio is available in the Acquiring Trust Annual Report for the period ended January 31, 2014.

The Acquired Portfolio SAI and the Acquiring Portfolio SAI, which are incorporated by reference into this Prospectus/Information Statement, provide additional information about the compensation of the Portfolios’ current portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in the Portfolios and other funds managed by SAAMCo.

Following the Reorganization, SAAMCo will serve as investment adviser to the Combined Portfolio and BofA will serve as investment subadviser to the Combined Portfolio. Mr. Albright, Ms. Moller, and Ms. Corridan will serve as the portfolio managers of the Combined Portfolio.

Investment Advisory and Management Agreements. SAAMCo serves as investment adviser to the Acquired Portfolio and the Acquiring Portfolio pursuant to separate Investment Advisory and Management Agreements with the Acquired Trust and Acquiring Trust, respectively (“Investment Advisory Agreements”). The Investment Advisory Agreements are substantially similar and provide that SAAMCo shall act as investment adviser to each Portfolio, manage each Portfolio’s investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of SAAMCo’s officers or employees to serve without compensation as Trustees or officers of the Acquired Trust or the Acquiring Trust if duly elected to such positions.

As compensation for its services under each Investment Advisory Agreement, SAAMCo receives from the Trusts fees, accrued daily and payable monthly, based on the net assets of each Portfolio at the same annual rate of average daily net assets as set out in the following table:

FEE SCHEDULE*

First $100 million	–	0.475%
Next $400 million	–	0.450%
Next $500 million	–	0.425%
Over $1 billion	–	0.400%

* Under the Investment Advisory Agreements, the management fee rate at which management fees are currently paid to SAAMCo with respect to each Portfolio is based on the aggregate assets it manages for both Portfolios.

Although the Portfolios are party to separate Investment Advisory Agreements, the management fee schedules of the Acquired Portfolio and the Acquiring Portfolio are identical. Following the Reorganization, the Combined Portfolio will be subject to the same Investment Advisory Agreement as the Acquiring Portfolio and will pay a management fee rate based on a management fee schedule that is identical to the management fee schedule currently in place for the Acquired Portfolio. As noted above, the management fee rate currently paid to SAAMCo with respect to each Portfolio is based on the aggregate assets SAAMCo manages for both Portfolios, which means that the Reorganization will not impact the current management fee rates.

For the fiscal year ended March 31, 2014 and January 31, 2014, respectively, the Acquired Portfolio paid an effective advisory fee of 0.46% and the Acquiring Portfolio paid an effective advisory fee of 0.46%.

Waivers and Reimbursements. SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement for the classes of the Portfolios do not exceed the amounts set forth below. Total Annual Portfolio Operating Expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Trust’s business on behalf of the Portfolios.

	Class 1	Class 2	Class 3
Acquired Portfolio	0.45%	0.60%	0.70%

Acquiring Portfolio	0.45%	0.60%	0.70%

These fee waivers and/or reimbursements will continue indefinitely, but may be terminated at any time.

Any waivers or reimbursements, with the exception of advisory fee waivers made by SAAMCo with respect to each Portfolio, is subject to recoupment from the applicable Portfolio within two years after the occurrence of any such waivers and/or reimbursements, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements occurred.

For the last three fiscal years, SAAMCo voluntarily waived fees or reimbursed expenses (excluding advisory fee waivers) as applicable, for all classes of shares, which are not included as part of the fee table, as follows:

	2014	2013	2012
Acquired Portfolio (as of 3/31)	$91,029	$20,542	N/A

Acquiring Portfolio (as of 1/31)	$178,038	$15,621	N/A

Neither the Acquired Portfolio nor the Acquiring Portfolio recouped amounts voluntarily waived or reimbursed for the 2014 or 2013 fiscal years. The Acquiring Portfolio has remaining balances subject to recoupment of $178,038 for fiscal year 2014 and $15,621 for fiscal year 2013. Following the Reorganization, SAAMCo may recoup these balances from the Combined Portfolio provided that the Combined Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements occurred.

After the Reorganization, SAAMCo has agreed to waive its right to recoup any remaining balances with respect to fees and/or expenses that SAAMCo previously waived or reimbursed under the voluntary waiver for the Acquired Portfolio. Assuming the Reorganization occurred on July 31, 2014, SAAMCo would forfeit approximately $140,875 in recoupments.

Service Providers

State Street Bank and Trust Company (“State Street”) serves as the custodian for each Trust. In this capacity, State Street maintains the portfolio securities held by the Trusts, administers the purchase and sale of portfolio securities and performs certain other duties. VALIC Retirement Services Company (“VRSCO”) is the Trust’s Transfer and Dividend Paying Agent pursuant to the Master Transfer Agency and Service Agreement (“Service Agreement”). PricewaterhouseCoopers, LLP (“PwC”) is the independent registered public accounting firm for each Trust. PwC performs an annual audit of each Trust’s financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Willkie Farr & Gallagher LLP has been selected as legal counsel for each Trust.

Following the Reorganization, the Acquiring Portfolio’s current service providers, which are the same as the Acquired Portfolio’s service providers, will service the Combined Portfolio. Accordingly, the shareholders of the Acquired Portfolio will experience no change in service providers following the Reorganization. Any changes in service providers thereafter are not expected to affect the nature or quality of services provided to the Combined Portfolio or its shareholders.

Distribution and Service Fees

Acquiring Portfolio Distribution Agreement. The Acquiring Trust, on behalf of Acquiring Portfolio, has entered into a distribution agreement (“Distribution Agreement”) with AIG Capital Services, Inc. (“Distributor”), a registered broker-dealer and an indirect wholly owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of the Acquiring Portfolio to the separate accounts of certain life insurance companies that hold shares of the Acquiring Portfolio. The address of the Distributor is Harborside Financial Center, 3200 Plaza Five, Jersey City, NJ 07311. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the cost of printing and distributing prospectuses, annual reports and other periodic reports with respect to the Acquiring Portfolio, for distribution to persons who are not shareholders of the Acquiring Portfolio and the costs of preparing, printing and distributing any other supplemental advertising and sales literature. However, certain promotional expenses may be borne by the Acquiring Portfolio, including printing and distributing prospectuses, proxy statements, notices, annual reports and other periodic reports to existing shareholders.

After its initial approval, the Distribution Agreement will continue from year to year, with respect to the Acquiring Portfolio, if such continuance is approved at least annually by vote of a majority of the Trustees of the Acquiring Trust, including a majority of such Trustees that are not interested persons of the Acquiring Trust as defined in the Investment Company Act of 1940 (“1940 Act”). The Acquiring Trust or the Distributor each has the right to terminate the Distribution Agreement with respect to

Acquiring Portfolio on 60 days’ written notice, without penalty. The Distribution Agreement automatically terminates with respect to the Acquiring Portfolio in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

The Acquired Trust has not entered into any distribution agreements with a principal underwriter in connection with the continuous offering of each class of shares of the Acquired Portfolio.

Following the Reorganization, the Combined Portfolio will continue to be party to the Distribution Agreement described above.

Acquired Portfolio and Acquiring Portfolio 12b-1 Plans. Class 2 and Class 3 shares of each Portfolio are subject to separate Rule 12b-1 plans (each, a “12b-1 Plan” and together, the “12b-1 Plans”). The 12b-1 Plans provide for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Companies for costs associated with the servicing of either Class 2 or Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these fees are paid out of each Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class 1 shares of the Acquiring and Acquired Portfolios are not subject to a separate 12b-1 Plan.

Continuance of the 12b-1 Plans with respect to each Portfolio is subject to annual approval by vote of the applicable Board, including a majority of the Independent Trustees, who have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan (for each respective Board, the “12b-1 Trustees”). Each 12b-1 Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to Class 2 and Class 3 shares of a Portfolio, without approval of the shareholders of the Class 2 and Class 3 shares of the Portfolio, respectively. In addition, all material amendments to each 12b-1 Plan must be approved by the Board in the manner described above. The 12b-1 Plans may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the 12b-1 Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of Class 2 and Class 3 shares of the Portfolio, respectively. So long as each 12b-1 Plan is in effect, the election and nomination of the Independent Trustees shall be committed to the discretion of the Independent Trustees. In its quarterly review of the 12b-1 Plans, each Trust’s Board will consider the continued appropriateness of, and the level of, compensation provided in the applicable 12b-1 Plans. In their consideration of the 12b-1 Plans with respect to each Portfolio, the applicable Board must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of Class 2 and Class 3 shares of the Portfolio.

Following the Reorganization, the Combined Portfolio will be subject to the 12b-1 Plans currently applicable to Class 2 and Class 3 shares of the Acquiring Portfolio, as described above.

Transaction Policies

Procedures for the purchase, redemption and valuation of shares of the Acquired Portfolio and the Acquiring Portfolio are identical and such procedures will remain in place for the Combined Portfolio.

Valuation of shares. The NAV for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.

Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by each Trust’s Board, the market quotations are determined to be unreliable.

Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved and revised by the applicable Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The value of any share of open-end funds held by the Portfolios will be calculated using the NAV of such funds. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of the Class 2 or Class 3 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.

Buy and sell prices. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. Each Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by a Trust. If the order is received by a Trust, or a Life Company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

Frequent Purchases and Redemption of Shares

The market timing trading policies and procedures of the Acquired Portfolio and the Acquiring Portfolio are identical, and such policies and procedures will remain in place for the Combined Portfolio.

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios.

The Board of each Trust has adopted policies and procedures with respect to market timing activity as discussed below.

The Trusts believe that market timing activity is not in the best interest of its Portfolios’ performance or their participants. Market timing can disrupt the ability of a manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Shares of the Portfolios are generally held through separate accounts. The ability of the Trusts to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. Each Trust’s Board’s policy is that the Portfolios must rely on the separate accounts to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. Each Trust has entered into agreements with the separate accounts that require the separate accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which a Trust becomes aware of possible market timing activity, it will notify the separate account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that a Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not a Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above.

The Trusts reserve the right, in their sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trusts determine not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the separate account may differ from those imposed by the Trusts. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Dividend Policies and Taxes

The policies with respect to payment of dividends and distributions of the Acquired Portfolio and the Acquiring Portfolio are identical and such procedures will remain in place for the Combined Portfolio.

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for each Portfolio. Each of the Portfolios reserves the right to declare and pay dividends less frequently than as disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

Distribution Reinvestments. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid. The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

Taxability of a Portfolio. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to U.S. federal income tax on the earnings that it distributes to its shareholders.

Each Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If a Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Variable Contracts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for U.S. federal income tax purposes, and income and gains earned inside the Variable Contracts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified and otherwise compliant in the future.

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables for the Acquiring Portfolio and the Acquired Portfolio are intended to help you understand each Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. The information as of January 31, 2014 and March 31, 2014 has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Acquiring Portfolio Annual Report or Acquired Portfolio Annual Report, as applicable, which is available upon request.

SunAmerica Series Trust

(Acquiring Portfolio)

Financial Highlights

(Audited as of January 31, 2014)

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets		Portfolio turnover

Cash Management Portfolio — Class 1
01/31/10	$10.97	$(0.01)	$0.00	$(0.01)	$(0.27)	$—	$(0.27)	$10.69	(0.05)%	$184,424	0.51%	(0.05)%		—%
01/31/11	10.69	(0.03)	0.01	(0.02)	—	—	—	10.67	(0.19)	138,751	0.52	(0.26)		—
01/31/12	10.67	(0.03)	0.00	(0.03)	—	—	—	10.64	(0.28)	112,296	0.51	(0.27)		—
01/31/13	10.64	(0.03)	0.00	(0.03)	—	—	—	10.61	(0.28)	87,619	0.51(1)	(0.25	)(1)	—
01/31/14	10.61	(0.03)	(0.00)	(0.03)	—	—	—	10.58	(0.28)	79,418	0.45(1)	(0.27	)(1)	—

Cash Management Portfolio — Class 2
01/31/10	10.95	(0.02)	0.00	(0.02)	(0.26)	—	(0.26)	10.67	(0.21)	38,382	0.66	(0.20)		—
01/31/11	10.67	(0.04)	0.00	(0.04)	—	—	—	10.63	(0.37)	27,953	0.67	(0.41)		—
01/31/12	10.63	(0.05)	0.01	(0.04)	—	—	—	10.59	(0.38)	23,268	0.66	(0.42)		—
01/31/13	10.59	(0.04)	0.00	(0.04)	—	—	—	10.55	(0.38)	18,812	0.66(1)	(0.40	)(1)	—
01/31/14	10.55	(0.04)	(0.01)	(0.05)	—	—	—	10.50	(0.47)	16,899	0.60(1)	(0.42	)(1)	—

Cash Management Portfolio — Class 3
01/31/10	10.93	(0.03)	0.01	(0.02)	(0.25)	—	(0.25)	10.66	(0.21)	260,422	0.76	(0.31)		—
01/31/11	10.66	(0.05)	(0.01)	(0.06)	—	—	—	10.60	(0.56)	196,908	0.77	(0.51)		—
01/31/12	10.60	(0.06)	0.01	(0.05)	—	—	—	10.55	(0.47)	193,277	0.76	(0.52)		—
01/31/13	10.55	(0.05)	0.00	(0.05)	—	—	—	10.50	(0.47)	177,775	0.76(1)	(0.50	)(1)	—
01/31/14	10.50	(0.05)	(0.01)	(0.06)	—	—	—	10.44	(0.57)	187,750	0.70(1)	(0.52	)(1)	—

*	Calculated based upon average shares outstanding.
**

Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)

During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/13	1/14	1/13	1/14
Cash Management Class 1	0.52%	0.51%	(0.26)%	(0.33)%
Cash Management Class 2	0.67	0.66	(0.41)	(0.48)
Cash Management Class 3	0.77	0.76	(0.51)	(0.58)

Financial Highlights

(Unaudited as of July 31, 2014)

Period ended		Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets		Portfolio turnover

Cash Management Portfolio — Class 1
01/31/10		$10.97	$(0.01)	$0.00	$(0.01)	$(0.27)	$—	$(0.27)	$10.69	(0.05)%	$184,424	0.51%	(0.05)%		—%
01/31/11		10.69	(0.03)	0.01	(0.02)	—	—	—	10.67	(0.19)	138,751	0.52	(0.26)		—
01/31/12		10.67	(0.03)	0.00	(0.03)	—	—	—	10.64	(0.28)	112,296	0.51	(0.27)		—
01/31/13		10.64	(0.03)	0.00	(0.03)	—	—	—	10.61	(0.28)	87,619	0.51(1)	(0.25	)(1)	—
01/31/14		10.61	(0.03)	(0.00)	(0.03)	—	—	—	10.58	(0.28)	79,418	0.45(1)	(0.27	)(1)	—
07/31/14	@	10.58	(0.02)	0.01	(0.01)	—	—	—	10.57	(0.09)	78,409	0.45(1)†	(0.29	)(1)†	—

Cash Management Portfolio — Class 2
01/31/10		10.95	(0.02)	0.00	(0.02)	(0.26)	—	(0.26)	10.67	(0.21)	38,382	0.66	(0.20)		—
01/31/11		10.67	(0.04)	0.00	(0.04)	—	—	—	10.63	(0.37)	27,953	0.67	(0.41)		—
01/31/12		10.63	(0.05)	0.01	(0.04)	—	—	—	10.59	(0.38)	23,268	0.66	(0.42)		—
01/31/13		10.59	(0.04)	0.00	(0.04)	—	—	—	10.55	(0.38)	18,812	0.66(1)	(0.40	)(1)	—
01/31/14		10.55	(0.04)	(0.01)	(0.05)	—	—	—	10.50	(0.47)	16,899	0.60(1)	(0.42	)(1)	—
07/31/14	@	10.50	(0.02)	(0.00)	(0.02)	—	—	—	10.48	(0.19)	15,614	0.60(1)†	(0.44	)(1)†	—

Cash Management Portfolio — Class 3
01/31/10		10.93	(0.03)	0.01	(0.02)	(0.25)	—	(0.25)	10.66	(0.21)	260,422	0.76	(0.31)		—
01/31/11		10.66	(0.05)	(0.01)	(0.06)	—	—	—	10.60	(0.56)	196,908	0.77	(0.51)		—
01/31/12		10.60	(0.06)	0.01	(0.05)	—	—	—	10.55	(0.47)	193,277	0.76	(0.52)		—
01/31/13		10.55	(0.05)	0.00	(0.05)	—	—	—	10.50	(0.47)	177,775	0.76(1)	(0.50	)(1)	—
01/31/14		10.50	(0.05)	(0.01)	(0.06)	—	—	—	10.44	(0.57)	187,750	0.70(1)	(0.52	)(1)	—
07/31/14	@	10.44	(0.03)	(0.00)	(0.03)	—	—	—	10.41	(0.29)	182,632	0.70(1)†	(0.54	)(1)†	—

*	Calculated based upon average shares outstanding.
**

Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized
@	Unaudited
(1)

During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/13	1/14	7/14†@	1/13	1/14	7/14†@
Cash Management Class 1	0.52%	0.51%	0.50%	(0.26)%	(0.33)%	(0.34)%
Cash Management Class 2	0.67	0.66	0.65	(0.41)	(0.48)	(0.49)
Cash Management Class 3	0.77	0.76	0.75	(0.51)	(0.58)	(0.59)

Seasons Series Trust

(Acquired Portfolio)

Financial Highlights

(Audited as of March 31, 2014)

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets		Portfolio turnover

					Cash Management Portfolio Class 1
03/31/10	11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54	(0.21)		—
03/31/11	10.79	(0.03)	0.01	(0.02)	—	—	—	—	10.77	(0.19)	1,806	0.58	(0.27)		—
03/31/12	10.77	(0.04)	(0.00)	(0.04)	—	—	—	—	10.73	(0.37)	2,003	0.60	(0.35)		—
03/31/13	10.73	(0.04)	0.00	(0.04)	—	—	—	—	10.69	(0.37)	1,061	0.60(1)	(0.35	)(1)	—
03/31/14	10.69	(0.03)	0.00	(0.03)	—	—	—	—	10.66	(0.28)	1,392	0.45(1)	(0.28	)(1)	—

					Cash Management Portfolio Class 2
03/31/10	11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69	(0.36)		—
03/31/11	10.77	(0.05)	0.01	(0.04)	—	—	—	—	10.73	(0.37)	28,333	0.73	(0.42)		—
03/31/12	10.73	(0.05)	(0.01)	(0.06)	—	—	—	—	10.67	(0.56)	21,182	0.75	(0.50)		—
03/31/13	10.67	(0.05)	0.00	(0.05)	—	—	—	—	10.62	(0.47)	13,508	0.75(1)	(0.50	)(1)	—
03/31/14	10.62	(0.04)	0.00	(0.04)	—	—	—	—	10.58	(0.38)	12,203	0.60(1)	(0.43	)(1)	—

					Cash Management Portfolio Class 3
03/31/10	10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79	(0.47)		—
03/31/11	10.76	(0.06)	0.00	(0.06)	—	—	—	—	10.70	(0.56)	45,377	0.83	(0.52)		—
03/31/12	10.70	(0.06)	(0.00)	(0.06)	—	—	—	—	10.64	(0.56)	44,110	0.85	(0.60)		—
03/31/13	10.64	(0.06)	0.00	(0.06)	—	—	—	—	10.58	(0.56)	34,438	0.84(1)	(0.59	)(1)	—
03/31/14	10.58	(0.06)	0.00	(0.06)	—	—	—	—	10.52	(0.57)	22,358	0.70(1)	(0.53	)(1)	—

*	Calculated based upon average shares outstanding
**

Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/13	03/31/14
Cash Management Portfolio Class 1	0.03%	0.22%
Cash Management Portfolio Class 2	0.03	0.23
Cash Management Portfolio Class 3	0.04	0.22

Financial Highlights

(Unaudited as of September 30, 2014)

Period ended		Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

Cash Management Portfolio Class 1
03/31/10		11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54	(0.21)	—
03/31/11		10.79	(0.03)	0.01	(0.02)	—	—	—	—	10.77	(0.19)	1,806	0.58	(0.27)	—
03/31/12		10.77	(0.04)	(0.00)	(0.04)	—	—	—	—	10.73	(0.37)	2,003	0.60	(0.35)	—
03/31/13		10.73	(0.04)	0.00	(0.04)	—	—	—	—	10.69	(0.37)	1,061	0.60(1)	(0.35)(1)	—
03/31/14		10.69	(0.03)	0.00	(0.03)	—	—	—	—	10.66	(0.28)	1,392	0.45(1)	(0.28)(1)	—
09/30/14	#	10.66	(0.02)	0.01	(0.01)	—	—	—	—	10.65	(0.09)	1,241	0.45(1)(2)	(0.28)(1)(2)	—

Cash Management Portfolio Class 2
03/31/10		11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69	(0.36)	—
03/31/11		10.77	(0.05)	0.01	(0.04)	—	—	—	—	10.73	(0.37)	28,333	0.73	(0.42)	—
03/31/12		10.73	(0.05)	(0.01)	(0.06)	—	—	—	—	10.67	(0.56)	21,182	0.75	(0.50)	—
03/31/13		10.67	(0.05)	0.00	(0.05)	—	—	—	—	10.62	(0.47)	13,508	0.75(1)	(0.50)(1)	—
03/31/14		10.62	(0.04)	0.00	(0.04)	—	—	—	—	10.58	(0.38)	12,203	0.60(1)	(0.43)(1)	—
09/30/14	#	10.58	(0.02)	(0.01)	(0.03)	—	—	—	—	10.55	(0.28)	10,218	0.60(1)(2)	(0.43)(1)(2)	—

Cash Management Portfolio Class 3
03/31/10		10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79	(0.47)	—
03/31/11		10.76	(0.06)	0.00	(0.06)	—	—	—	—	10.70	(0.56)	45,377	0.83	(0.52)	—
03/31/12		10.70	(0.06)	(0.00)	(0.06)	—	—	—	—	10.64	(0.56)	44,110	0.85	(0.60)	—
03/31/13		10.64	(0.06)	0.00	(0.06)	—	—	—	—	10.58	(0.56)	34,438	0.84(1)	(0.59)(1)	—
03/31/14		10.58	(0.06)	0.00	(0.06)	—	—	—	—	10.52	(0.57)	22,358	0.70(1)	(0.53)(1)	—
09/30/14	#	10.52	(0.03)	0.00	(0.03)	—	—	—	—	10.49	(0.29)	19,815	0.70(1)(2)	(0.53)(1)(2)	—

*	Calculated based upon average shares outstanding
**

Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

#	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/13	03/31/14	09/30/14#(3)
Cash Management Portfolio Class 1	0.03%	0.22%	0.27%
Cash Management Portfolio Class 2	0.03	0.23	0.27
Cash Management Portfolio Class 1	0.04	0.22	0.27

(2)	Annualized

OTH ER INFORMATION

Capitalization

The following table sets forth information as of July 31, 2014 with respect to: (i) the unaudited capitalization of the Acquired Portfolio; (ii) the unaudited capitalization of the Acquiring Portfolio; and (iii) the unaudited pro forma combined capitalization of the Combined Portfolio giving effect to the Reorganization. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Acquiring Portfolio
	Class 1	Class 2	Class 3
Net Assets:	$76,679,515	$15,603,546	$170,971,416
Shares Outstanding:	7,254,595	1,489,040	16,416,474
Net Assets Per Share:	$10.57	$10.48	$10.41

Acquired Portfolio
	Class 1	Class 2	Class 3
Net Assets:	$1,274,584	$10,622,064	$20,208,994
Shares Outstanding:	119,698	1,006,003	1,924,991
Net Assets Per Share:	$10.65	$10.56	$10.50

Pro Forma Combined Portfolio
	Class 1	Class 2	Class 3
Net Assets:	$77,954,099	$26,225,610	$191,180,410
Shares Outstanding:	7,375,183	2,502,699	18,356,918
Net Assets Per Share:	$10.57	$10.48	$10.41

Portfolio Holdings

A description of each Portfolio’s policies and procedures regarding the disclosure of portfolio holdings information is available in the Acquired Portfolio SAI and Acquiring Portfolio SAI, which are incorporated by reference into the Reorganization SAI.

Principal Holders and Record Date

The following sets forth the principal holders of the shares of each Portfolio as of December 12, 2014, the date for determining shareholders that receive this Information Statement (“Record Date”). Principal holders are those who own of record or are known by a Trust to own beneficially 5% or more of a class of a Portfolio’s outstanding shares.

As of the Record Date, the number of outstanding shares of each class of shares of each Acquired Portfolio, and the percentage ownership thereof by American General Life Insurance Company (“AGL”) or The United States Life Insurance Company in The City of New York (“USL”)* are set forth below:

Portfolio and Class	Owner	Shares	Percentage
Acquired Portfolio - Class 1	AGL	115,859	100%
Acquired Portfolio - Class 2	AGL	932,122	100%
Acquired Portfolio - Class 3	AGL	1,780,423	97.19%
Acquiring Portfolio - Class 1	AGL	6,663,180	95.95%
Acquiring Portfolio - Class 2	AGL	1,311,339	100%
Acquiring Portfolio - Class 3	AGL	16,261,416	96.07%

*	As of the Record Date, USL owned of record less than 5% of the outstanding shares of each class of shares of the Acquired Portfolio and the Acquiring Portfolio, respectively.

AGL is a stock life insurance company organized under the laws of the state of Texas and its address is 2727-A Allen Parkway, Houston, Texas 77019 and telephone is (800) 871-2000. USL is a stock life insurance company organized under the laws of the state of New York and its address is One World Financial Center, 200 Liberty Street, New York, New York 10281 and telephone is (800) 966-9786. A shareholder owning of record or beneficially more than 25% of a Portfolio’s outstanding shares may be considered a controlling person. No other person was known by either fund to own beneficially or of record more than 5% of any class of shares of either the Acquired Portfolio or the Acquiring Portfolio.

As of the Record Date, Trustees and officers of the Acquired Trust and the Acquiring Trust, in the aggregate, beneficially owned less than 1% of the outstanding shares of any class of the Acquired Portfolio or Acquiring Portfolio.

Information Available Through the SEC

This Prospectus/Information Statement and the related Reorganization SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Portfolios as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the Acquired Trust’s registration statement, which contains the Acquired Portfolio Prospectus and Acquired Portfolio SAI is 811-07725. The SEC file number of the Acquiring Trust’s registration statement, which contains the Acquiring Portfolio Prospectus and Acquiring Portfolio SAI is 811-07238.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, each Portfolio files reports and other information with the SEC. Reports, proxy material, registration statements, and other information filed by the Portfolios (including the Registration Statement relating to the Portfolios on Form N-14 of which this Prospectus/Information Statement is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549-1520 or Regional Director, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102-6882. Copies of such material may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC, 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Portfolios and other registrants that file electronically.

Appendix A

Fundamental Investment Restrictions

The Acquired Portfolio and the Acquiring Portfolio have identical fundamental investment restrictions. Each Portfolio may not:

1.

Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.

Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.

Lend money or other assets except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.

Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.

Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.

Purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry, except that, if deemed advisable, it may invest without limit in obligations of domestic commercial banks.

A-1

Appendix B

Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this      day of                             , 201    , by and between SunAmerica Series Trust, a Massachusetts business trust (the “Acquiring Trust”), on behalf of Cash Management Portfolio (the “Acquiring Portfolio”), and Seasons Series Trust, a Massachusetts business trust (the “Acquired Trust,” and together with the Acquiring Trust, the “Trusts”), on behalf of Cash Management Portfolio (the “Acquired Portfolio,” and together with the Acquiring Portfolio, the “Portfolios”). The Acquiring Portfolio and the Acquired Portfolio are designated as legally separate series of the Acquiring Trust and the Acquired Trust, respectively.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Portfolio in exchange for Class 1, Class 2 and Class 3 shares of the Acquiring Portfolio, as applicable (“Acquiring Portfolio Shares”); (ii) the assumption by the Acquiring Portfolio of the Assumed Liabilities (as defined in paragraph 1.3) of the Acquired Portfolio; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio; and (iv) the complete liquidation of the Acquired Portfolio, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, each Trusts is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Portfolio owns securities that are assets of the character in which the Acquiring Portfolio is permitted to invest;

WHEREAS, each of the Acquiring Portfolio and the Acquired Portfolio is treated properly as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Acquiring Trust, on behalf of the Acquiring Portfolio, is authorized to issue its shares of beneficial interest;

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the Reorganization is in the best interests of the Acquiring Portfolio and that the interests of the existing shareholders of the Acquiring Portfolio will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Acquired Trust has determined that the Reorganization is in the best interests of the Acquired Portfolio, the interests of the existing shareholders of the Acquired Portfolio will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the promises and of the covenants and agreements hereinafter set forth, and subject to the terms herein, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO IN EXCHANGE FOR

ACQUIRING PORTFOLIO SHARES AND THE ASSUMPTION OF THE ACQUIRED PORTFOLIO’S

LIABILITIES AND LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Trust, on behalf of the Acquired Portfolio, agrees to convey, transfer and deliver the assets of the Acquired Portfolio described in paragraph 1.2 to the Acquiring Portfolio free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Acquiring Trust, on behalf of the Acquiring Portfolio, agrees: (a) to issue and deliver to the Acquired Portfolio the number of full and fractional shares of each corresponding class of the Acquiring Portfolio, determined by dividing: (i) the aggregate value of the Acquired Portfolio’s assets, net of liabilities of the Acquired Portfolio, attributable to each share class of the Acquired Portfolio (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Portfolio Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Acquired Portfolio as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

The classes of shares of the Acquiring Portfolio correspond to the classes of shares of the Acquired Portfolio as follows: Class 1 shares of the Acquiring Portfolio correspond to Class 1 shares of the Acquired Portfolio; Class 2 shares of the Acquiring Portfolio correspond to Class 2 shares of the Acquired Portfolio; and Class 3 shares of the Acquiring Portfolio correspond to Class 3 shares of the Acquired Portfolio.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all property owned by the Acquired Portfolio, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Acquired Portfolio, any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Acquired Portfolio’s rights under this Agreement (the “Assets”).

The Acquired Portfolio will, within 7 days prior to the Closing Date, furnish the Acquiring Portfolio with a list of the Acquired Portfolio’s portfolio securities and other investments.

1.3 LIABILITIES TO BE ASSUMED. The Acquired Portfolio will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Portfolio shall assume all liabilities of, allocated or attributable to, the Acquired Portfolio, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) borne by SunAmerica Asset Management, LLC, each Portfolio’s investment adviser (the “Adviser”), pursuant to Article IX (the “Assumed Liabilities”).

1.4 STATE FILINGS. Prior to the Closing Date, the Acquiring Trust, on behalf of the Acquiring Portfolio, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date. Prior to the Closing

Date, the Acquired Trust, on behalf of the Acquired Portfolio, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Acquired Portfolio will distribute in complete liquidation of the Acquired Portfolio, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Portfolio Shareholders”), all of the Acquiring Portfolio Shares received by the Acquired Portfolio. Upon completion of the distribution of all of the Acquiring Portfolio Shares in accordance with the prior sentence, the Acquired Portfolio will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Acquiring Trust of Acquiring Portfolio Shares credited to the account of the Acquired Portfolio to open accounts on the share records of the Acquiring Portfolio in the name of the Acquired Portfolio Shareholders, and representing the respective pro rata number of each class of Acquiring Portfolio Shares due to Acquired Portfolio Shareholders holding the corresponding class of the Acquired Portfolio’s shares. All issued and outstanding shares of the Acquired Portfolio will, simultaneously with the liquidation, be cancelled on the books of the Acquired Portfolio and will be null and void. The Acquiring Trust shall not issue certificates representing Acquiring Portfolio Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Portfolio Shares in a name other than the registered holder of the Acquired Portfolio shares on the books of the Acquired Trust as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Portfolio, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio, or the Acquired Trust on behalf of the Acquired Portfolio. The Acquiring Trust shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

1.9 TERMINATION. The Acquired Portfolio shall be terminated as a series of the Acquired Trust promptly after having made all distributions pursuant to paragraph 1.5 in accordance with the laws of the Commonwealth of Massachusetts and the federal securities laws.

1.10 BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to the Acquired Portfolio shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Acquired Portfolio, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Portfolio, shall be made available to the Acquired Portfolio from and after the Closing Date at the Acquiring Portfolio’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.11 ACTION BY EACH TRUST. All actions expressed herein as being the obligations of the Acquiring Portfolio or the Acquired Portfolio will be taken by the Acquiring Trust or the Acquired Trust, respectively.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Portfolio hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (“Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Acquired Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Portfolio Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Acquiring Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 RESOLUTION OF VALUATION ISSUES. The Acquired Portfolio and the Acquiring Portfolio agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material valuation differences.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur upon the beginning of business on March 9, 2015, or such other date and time as the parties may agree to in writing (“Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held at the offices of the Adviser, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Acquired Portfolio shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Portfolio on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Portfolio. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Portfolio, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Acquired Portfolio’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered to the Acquiring Portfolio as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Acquired Portfolio shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Portfolio or the Acquired Portfolio are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the said market shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Portfolio or the net asset value per share of the Acquiring Portfolio is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Acquired Portfolio shall instruct its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of each outstanding class of shares of the Acquired Portfolio owned by each Acquired Portfolio Shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Portfolio Shares to be credited on the Closing Date to the Acquired Portfolio, or provide evidence reasonably satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the relevant Acquired Portfolio’s account on the books of the Acquiring Portfolio.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Acquired Portfolio is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Portfolio’s custodian of any of the Assets of the Acquired Portfolio for the reason that any of such Assets have not yet been delivered to it by the Acquired Portfolio’s broker, dealer or other counterparty, then, in lieu of such delivery, the Acquired Portfolio shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Portfolio or its custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED TRUST AND THE ACQUIRED PORTFOLIO. The Acquired Trust, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio as follows:

(a) The Acquired Trust is a business trust that is duly organized, validly existing and in good standing under laws of the Commonwealth of Massachusetts. The Acquired Portfolio is a duly authorized separate series of the Acquired Trust. The Acquired Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquired Portfolio. The Acquired Trust, on behalf of the Acquired Portfolio, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Portfolio.

(b) The Acquired Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquired Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquired Portfolio.

(c) The Registration Statement on Form N-14 and the Prospectus/Information Statement contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquired Trust and the Acquired Portfolio, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquired Trust and the Acquired Portfolio, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Acquired Trust with respect to itself and the Acquired Portfolio for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquired Portfolio’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquired Portfolio is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Acquired Trust, on behalf of the Acquired Portfolio, will not result in the violation of Massachusetts law or any provision of the Acquired Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Acquired Trust (with respect to the Acquired Portfolio) or the Acquired Portfolio is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquired Trust, on behalf of the Acquired Portfolio, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Trust (with respect to the Acquired Portfolio) or the Acquired Portfolio is a party or by which it is bound.

(f) The Acquired Trust, on behalf of the Acquired Portfolio, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.

(g) No litigation, claims, actions, suits, proceeding or investigation by or before any court or governmental body is pending or to the Acquired Trust’s knowledge threatened against the Acquired Portfolio or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Acquired Trust or the Acquired Portfolio’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquired Portfolio to carry out the transactions contemplated by this Agreement. The Acquired Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Acquired Portfolio as of March 31, 2014, the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by PricewaterhouseCoopers LLP, and such statements (true and complete copies of which have been furnished to the Acquiring Portfolio) fairly reflect in all material respects the financial condition and the results of operations of the Acquired Portfolio as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquired Portfolio whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Acquired Portfolio as reflected in the audited financial statements for the fiscal year ended March 31, 2014, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquired Portfolio shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquired Portfolio (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Portfolio. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Acquired Portfolio due to declines in the value of the Acquired Portfolio’s Assets, the discharge of the Acquired Portfolio’s liabilities or the redemption of the Acquired Portfolio’s shares by the Acquired Portfolio’s Shareholders shall not constitute a material adverse change.

(j) Since March 31, 2014 there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquired Portfolio other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Acquired Portfolio granted by or on behalf of the Acquired Portfolio to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Acquired Portfolio; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Acquired Portfolio, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Acquired Portfolio for borrowed money or any commitment to borrow money by or on behalf of the Acquired Portfolio; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Acquired Portfolio other than a lien for taxes not yet due and payable. Since March 31, 2014, there has not been any amendment of the Acquired Trust’s organizational documents in a manner materially affecting the Acquired Portfolio.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Portfolio required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquired Portfolio’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Acquired Trust has authorized shares of beneficial interest allocated to the Acquired Portfolio consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Acquired Portfolio, as applicable. All issued and outstanding shares of beneficial interest of the Acquired Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”), or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Portfolio’s transfer agent as provided in paragraph 3.4. The Acquired Portfolio has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquired Portfolio shares and has no outstanding securities convertible into any Acquired Portfolio shares.

(m) At the Closing Date, the Acquired Trust, on behalf of the Acquired Portfolio, will have good and marketable title to the Assets to be transferred to the Acquiring Portfolio pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Portfolio has received notice and which have been taken into account in the net asset valuation of the Acquired Portfolio, and, upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law, the Acquiring Portfolio will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Portfolio.

(n) The Acquired Trust, on behalf of the Acquired Portfolio, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Acquired Trust. This Agreement constitutes a valid and binding obligation of the Acquired Trust and the Acquired Portfolio, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquired Portfolio are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Acquired Portfolio for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Acquired Portfolio is a separate series of the Acquired Trust that is treated as a corporation separate from any and all other series of the Acquired Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Acquired Portfolio will not have any tax liability under Section 852 or Section 4982. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or for that year will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5).

(q) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquired Trust, on behalf of the Acquired Portfolio, of the transactions contemplated herein. No consent of or notice to any third party or entity is required for the consummation by the Acquired Trust, on behalf of the Acquired Portfolio, of the transactions contemplated by this Agreement.

4.2 REPRESENTATIONS OF THE ACQUIRING TRUST AND THE ACQUIRING PORTFOLIO. The Acquiring Trust, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio, as follows:

(a) The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Acquiring Portfolio is a duly established separate series of the Acquiring Trust. The Acquiring Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Portfolio. The Acquiring Trust, on behalf of the Acquiring Portfolio, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Portfolio.

(b) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Portfolio.

(c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the

Acquiring Trust and the Acquiring Portfolio, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Trust and the Acquiring Portfolio, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Acquired Trust and the Acquired Portfolio furnished to the Acquiring Portfolio by the Acquired Trust or the Acquired Portfolio. From the effective date of the N-14 Registration Statement through the Closing Date, any written information furnished by the Acquiring Trust with respect to itself and the Acquiring Portfolio for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Portfolio’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Portfolio is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Acquiring Trust, on behalf of the Acquiring Portfolio, will not result in the violation of Massachusetts law or any provision of the Acquiring Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Acquiring Trust (with respect to the Acquiring Portfolio) or the Acquiring Portfolio is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Trust, on behalf of the Acquiring Portfolio, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust (with respect to the Acquiring Portfolio) or the Acquiring Portfolio is a party or by which it is bound.

(f) No litigation, claims, actions, suits, proceeding or investigation by or before any court or governmental body is pending or to the Acquiring Trust’s knowledge threatened against the Acquiring Portfolio or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Acquiring Trust or the Acquiring Portfolio’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Portfolio to carry out the transactions contemplated by this Agreement. The Acquiring Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Portfolio as of January 31, 2014, the most recent fiscal year ended, have been prepared in accordance with GAAP consistently applied and have been audited by PricewaterhouseCoopers LLP, and such statements (true and complete copies of which have been furnished to the Acquired Portfolio) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Portfolio as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Portfolio whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Portfolio as reflected in the audited financial statements for the fiscal year ended January 31, 2014, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Portfolio shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Portfolio, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquired Portfolio. For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Portfolio due to declines in the value of Acquiring Portfolio’s assets, the discharge of the Acquiring Portfolio’s liabilities or the redemption of Acquiring Portfolio shares by Acquiring Portfolio shareholders shall not constitute a material adverse change.

(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Portfolio required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Portfolio’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(j) The Acquiring Trust has authorized shares of beneficial interest allocated to the Acquiring Portfolio consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Acquiring Portfolio. All issued and outstanding shares of beneficial interest of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption there from and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Portfolio has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Portfolio’s shares and has no outstanding securities convertible into any of the Acquiring Portfolio’s shares.

(k) The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Acquiring Trust. This Agreement constitutes a valid and binding obligation of the Acquiring Trust and the Acquiring Portfolio, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Portfolio are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l) The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio for the account of the Acquired Portfolio Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Portfolio Shares will be duly and validly issued and will be fully paid and nonassessable.

(m) The information to be furnished by the Acquiring Portfolio for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(n) The Acquiring Portfolio is a separate series of the Acquiring Trust that is treated as a corporation separate from any and all other series of the Acquiring Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Portfolio will have no tax liability under Section 852 or Section 4982. For each taxable year of its operation (that includes the Closing Date), the Acquiring Portfolio has met (or for that year will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5).

(o) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Portfolio, of the transactions contemplated herein. No consent of or notice to any third party or entity is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Portfolio, of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE TRUSTS AND THE PORTFOLIOS

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Portfolio and the Acquired Portfolio will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. The Acquired Portfolio will prepare and deliver to the Acquiring Portfolio on the second business day prior to the Closing Date a statement of the assets and liabilities of the Acquired Portfolio as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Acquired Portfolio are being correctly determined in accordance with the terms of this Agreement. The Acquired Portfolio will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Acquired Portfolio and (2) a list of the Acquired Portfolio’s portfolio showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Acquired Trust.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Acquired Portfolio shall make available to the Acquiring Trust’s officers and agents, on behalf of the Acquiring Portfolio, all books and records of the Acquired Portfolio.

5.4 ADDITIONAL INFORMATION. The Acquired Trust and the Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5 CONTRACT TERMINATION. The Acquired Trust, on behalf of the Acquired Portfolio, will terminate all agreements to which it is a party, on behalf of the Acquired Portfolio (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Trust, on behalf of the Acquiring Portfolio, and the Acquired Trust, on behalf of the Acquired Portfolio, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Acquired Trust, on behalf of the Acquired Portfolio, covenants that it will, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Portfolio may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Portfolio’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Acquired Trust, on behalf of the Acquired Portfolio, shall furnish to the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Portfolio, a statement of the earnings and profits of the Acquired Portfolio for federal income tax purposes, as well as any capital loss carryforwards and items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Acquired Trust.

5.8 UNAUDITED FINANCIAL STATEMENTS. The Acquired Trust, on behalf of the Acquired Portfolio, shall furnish to the Acquiring Portfolio within five (5) business days after the Closing Date, an unaudited statement of the Acquired Portfolio’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Acquired Portfolio as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Acquired Trust as complying with the requirements hereof.

5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Acquiring Trust, on behalf of the Acquiring Portfolio, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders. The N-14 Registration Statement shall include a notice to Acquired Portfolio Shareholders, a Prospectus/Information Statement and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, including any special interim financial information necessary, for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Acquired Portfolio Shareholders appropriate disclosure with respect to the item.

5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will not be a taxable event for contract owners whose contract values are determined by investment in shares of the Acquired Portfolio. Dechert LLP, counsel to the Trusts and the Portfolios in connection with the Reorganization, will render an opinion on these matters. Neither the Trusts, nor the Portfolios shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment. At or prior to the Closing Date, the Trusts and the Portfolios will take such action, or cause such action to be taken, as is reasonably necessary to enable Dechert LLP to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Dechert LLP).

5.11 REASONABLE BEST EFFORTS. The Trusts and the Portfolios shall use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.12 AUTHORIZATIONS. The Acquiring Trust, on behalf of the Acquiring Portfolio, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.13 DISTRIBUTION. The Acquired Trust, on behalf of the Acquired Portfolio, covenants that the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.14 INFORMATION STATEMENT. The Acquired Trust, on behalf of the Acquired Portfolio, agrees to mail to its respective shareholders of record as of the close of regular trading of the New York Stock Exchange on December 12, 2014 a combined Prospectus and Information Statement that complies in all material respects with the requirements of Form N-14 under the 1933 Act.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF

THE ACQUIRED TRUST AND THE ACQUIRED PORTFOLIO

The obligations of the Acquired Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by the Acquiring Trust, on behalf of the Acquiring Portfolio, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Trust shall have delivered to the Acquired Portfolio a certificate executed by the Acquiring Trust’s President or a Vice President and its Treasurer or Secretary, in form and substance satisfactory to the Acquired Portfolio and dated as of the Closing Date, to such effect and as to such other matters with respect to the Acquiring Portfolio as the Acquired Portfolio shall reasonably request. The Acquired Portfolio shall have received certified copies of the resolutions adopted by the Board of Trustees of the Acquiring Trust, with respect to the Acquiring Portfolio, approving this Agreement and the transactions contemplated herein.

6.2 The Acquired Trust shall have received on the Closing Date an opinion of Morgan, Lewis & Bockius LLP, as special Massachusetts counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Trust and the Acquired Portfolio, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Trust has been formed and is validly existing under its Declaration of Trust and the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares of beneficial interest, commonly referred to as a “Massachusetts business trust.”

(b) The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power under its Declaration of Trust as a Massachusetts business trust to execute, deliver and perform all of its obligations under the Agreement. The execution and delivery of the Agreement and the consummation by the Acquiring Trust, on behalf of the Acquiring Portfolio, of the transactions contemplated thereby have been duly authorized by the Acquiring Trust, on behalf of the Acquiring Portfolio, under the laws of the Commonwealth of Massachusetts applicable to Massachusetts business trusts.

(c) The Agreement has been duly executed and delivered by the Acquiring Trust, on behalf of the Acquiring Portfolio, under the laws of the Commonwealth of Massachusetts applicable to Massachusetts business trusts, and constitutes the valid and binding agreement of the Acquiring Trust, on behalf of the Acquiring Portfolio, enforceable against the Acquiring Portfolio in accordance with its terms under the laws of the Commonwealth of Massachusetts applicable to Massachusetts business trusts.

(d) The execution and delivery by the Acquiring Trust, on behalf of the Acquiring Portfolio, of the Agreement and the performance of its obligations under the Agreement in accordance with its terms do not conflict with any material provision of the declaration of trust or the by-laws of the Acquiring Trust.

(e) Neither the execution, delivery nor performance by the Acquiring Trust, on behalf of the Acquiring Portfolio, of the Agreement with the terms and provisions thereof will violate the laws of the Commonwealth of Massachusetts applicable to Massachusetts business trusts and usually applied to transactions of this type (except for tax, fraudulent conveyance, antitrust, anti-fraud commodities, energy, utilities, labor, intellectual property, national security, anti-terrorism, anti-money laundering, securities or blue sky laws of any jurisdiction, as to which Morgan, Lewis & Bockius LLP expresses no opinion).

6.3 The Acquired Trust shall have received on the Closing Date an opinion of Dechert LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Trust and the Acquired Portfolio, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Acquiring Trust of the Agreement nor the compliance by the Acquiring Portfolio with the terms and provisions thereof will contravene any provision of the 1940 Act.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Acquiring Trust, on behalf of the Acquiring Portfolio, or the enforceability of the Agreement against the Acquiring Trust and the Acquiring Portfolio.

In giving their opinion, Dechert LLP may state that they are relying on the opinion of Morgan, Lewis & Bockius LLP as to matters of Massachusetts law.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF

THE ACQUIRING TRUST AND THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Trust, on behalf of the Acquired Portfolio, of all the obligations to be performed by the Acquired Trust, on behalf of the Acquired Portfolio, pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Acquired Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquired Trust shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed by the Acquired Trust’s President or a Vice President and the Treasurer or Secretary, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to such effect and as to such other matters with respect to the Acquired Portfolio as the Acquiring Portfolio shall reasonably request. The Acquiring Portfolio shall have received certified copies of the resolutions adopted by the Board of Trustees of the Acquired Trust, with respect to the Acquired Portfolio, approving this Agreement and the transactions contemplated herein.

7.2 The Acquired Portfolio shall have delivered to the Acquiring Portfolio (1) a statement as of the Closing Date of the Acquired Portfolio’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Acquired Portfolio’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Acquired Trust.

7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Acquired Portfolio shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Acquired Portfolio Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

7.4 The Acquiring Trust shall have received on the Closing Date an opinion of Morgan, Lewis & Bockius LLP, as special Massachusetts counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Trust and the Acquiring Portfolio, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquired Trust has been formed and is validly existing under its Declaration of Trust and the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares of beneficial interest, commonly referred to as a “Massachusetts business trust.”

(b) The Acquired Trust, on behalf of the Acquired Portfolio, has the power under its Declaration of Trust as a Massachusetts business trust to execute, deliver and perform all of its obligations under the Agreement. The execution and delivery of the Agreement and the consummation by the Acquired Trust, on behalf of the Acquired Portfolio, of the transactions contemplated thereby have been duly authorized by the Acquired Trust, on behalf of the Acquired Portfolio, under the laws of the Commonwealth of Massachusetts applicable to Massachusetts business trusts.

(c) The Agreement has been duly executed and delivered by the Acquired Trust, on behalf of the Acquired Portfolio, under the laws of the Commonwealth of Massachusetts applicable to Massachusetts business trusts and constitutes the valid and binding agreement of the Acquired Trust, on behalf of the Acquired Portfolio, enforceable against the Acquired Portfolio in accordance with its terms under the laws of the Commonwealth of Massachusetts applicable to Massachusetts business trusts.

(d) The execution and delivery by the Acquired Trust, on behalf of the Acquired Portfolio, of the Agreement and the performance of its obligations under the Agreement do not violate the Declaration or the by-laws of the Acquired Trust.

(e) Neither the execution, delivery nor performance by the Acquiring Trust, on behalf of the Acquiring Portfolio, of the Agreement will violate any provision of the laws of the Commonwealth of Massachusetts applicable to Massachusetts business trusts and usually applied to transactions of this type (except for tax, fraudulent conveyance, antitrust, anti-fraud commodities, energy, utilities, labor, intellectual property, national security, anti-terrorism, anti-money laundering, securities or blue sky laws of any jurisdiction, as to which Morgan, Lewis & Bockius LLP expresses no opinion).

7.5 The Acquiring Trust shall have received on the Closing Date an opinion of Dechert LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Trust and the Acquiring Portfolio, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquired Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Acquired Trust of the Agreement nor the compliance by the Acquired Portfolio with the terms and provisions thereof will contravene any provision of the 1940 Act.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Acquired Trust, on behalf of the Acquired Portfolio, or the enforceability of the Agreement against the Acquired Trust and the Acquired Portfolio.

In giving their opinion, Dechert LLP may state that they are relying on the opinion of Morgan, Lewis & Bockius LLP as to matters of Massachusetts law.

7.6 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Acquired Portfolio, or sales loads of the Acquired Portfolio nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF

THE TRUSTS AND THE PORTFOLIOS

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Acquiring Trust, the Acquired Trust or the Acquired Portfolio, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Acquired Portfolio, the Acquiring Portfolio shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Acquired Portfolio:

8.1 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.2 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that any party hereto may waive any such conditions for itself.

8.3 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or is pending, threatened or contemplated under the 1933 Act. The registration statement of the Acquiring Trust, with respect to the Acquiring Portfolio, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Portfolio shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.

8.4 As of the Closing Date, there shall be no pending litigation brought by any person against the Acquiring Trust, the Acquired Trust, the Acquiring Portfolio or the Acquired Portfolio, or the Adviser, Trustees or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.5 The Trusts shall have received one or more opinions of Dechert LLP, dated on or before the Closing Date, addressed to and in form and substance satisfactory to the Trusts, that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of the Acquired Portfolio. For purposes of rendering its opinion, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Agreement and on such other written representations verified as of the Closing Date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquiring Trust, on behalf of the Acquiring Portfolio nor the Acquired Trust, on behalf of the Acquired Portfolio, may waive the condition set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

Except as otherwise expressly provided in this Agreement, the Adviser or its affiliates shall bear the direct and indirect expenses incurred by the Acquiring Trust, the Acquired Trust, the Acquiring Portfolio and the Acquired Portfolio, each in connection with the transactions contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs, but not including any transaction costs incurred in connection with the sale of any of the Acquired Portfolio’s or the Acquiring Portfolio’s portfolio securities prior to or after the Closing Date. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would cause the Reorganization to be a taxable event for contract owners whose contract values are determined by investment in shares of the Acquired Portfolio.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust, on behalf of the Acquiring Portfolio and the Acquired Trust, on behalf of the Acquired Portfolio. In addition, the Acquiring Trust, on behalf of the Acquiring Portfolio, or the Acquired Trust, on behalf of the Acquired Portfolio, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, neither the Acquiring Portfolio nor the Acquired Portfolio shall be liable for damages. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of each Trust as specifically authorized by its Board of Trustees; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of the Acquired Portfolio Shareholders without their approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW;

ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of the Acquiring Portfolio and the Acquired Portfolio hereunder shall not be binding upon any of the Trustees, shareholders, officers, agents or employees of the Acquiring Trust or the Acquired Trust, but shall bind only the property of the Acquiring Portfolio and the Acquired Portfolio as provided in each Trust’s Declaration of Trust, which are on file with the Secretary of State of the Commonwealth of Massachusetts. The execution and delivery of this Agreement have been authorized by the Trustees of each Trust and this Agreement has been executed by the officers of each Trust acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, nor shall resort be had to their private property for the satisfaction of any obligation or claim hereunder.

ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Portfolio or the Acquired Portfolio, 2919 Allen Parkway, 4th Floor, Houston, Texas 77019, Attention: Nori L. Gabert, Esq., or to any other address that the Acquiring Portfolio or the Acquired Portfolio shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above

SEASONS SERIES TRUST, on behalf of its series, CASH MANAGEMENT PORTFOLIO

By:
Name:
Title:

SUNAMERICA SERIES TRUST, on behalf of its series,
CASH MANAGEMENT PORTFOLIO

By:
Name:
Title:

Solely with respect to Article IX hereof:

SUNAMERICA ASSET MANAGEMENT, LLC

By:
Name:
Title:

SEASONS SERIES TRUST

1999 Avenue of the Stars, 27th Floor

Los Angeles, CA 90067

(800) 445-7862

SUNAMERICA SERIES TRUST

1999 Avenue of the Stars, 27th Floor

Los Angeles, CA 90067

(800) 445-7862

PART B

STATEMENT OF ADDITIONAL INFORMATION

[January 29, 2015]

This Statement of Additional Information (“SAI”) relates to the proposed reorganization (“Reorganization”) of each class of Cash Management Portfolio (“Acquired Portfolio”), a series of Seasons Series Trust (“Acquired Trust”), with and into the corresponding class of Cash Management Portfolio (the “Acquiring Portfolio,” and together with the Acquired Portfolio, “Portfolios”), a series of SunAmerica Series Trust (“Acquiring Trust”). The Acquiring Portfolio, following completion of the Reorganization, may be referred to herein as the “Combined Portfolio.”

This SAI contains information relating to the Reorganization, which may be of interest to the shareholders of the Acquired Portfolio but which is not included in the Prospectus/Information Statement dated [January 29, 2015] (“Prospectus/Information Statement”). As described in the Prospectus/Information Statement, the Reorganization would involve:

•

the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange for Class 1, Class 2, and Class 3 shares of the Acquiring Portfolio that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio on the valuation date for the Reorganization;

•	the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio; and

•	the distribution of shares of the Acquiring Portfolio to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio.

This SAI is not a prospectus, and should be read in conjunction with the Prospectus/Information Statement. The Prospectus/Information Statement has been filed with the Securities and Exchange Commission (the “SEC”), and is available upon request and without charge by writing to Cash Management Portfolio, [P.O. Box 27598, Santa Ana, CA 92799], or by calling (800) 445-7862.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Prospectus/Information Statement.

1

Additional Information about the Acquired Portfolio and the Acquiring Portfolio	3
Pro Forma Financial Information for the Reorganization	4

2

Additional Information about the Acquired Portfolio and the Acquiring Portfolio

This SAI incorporates by reference the following documents:

1.	The Statement of Additional Information of the Acquired Trust relating to the Acquired Portfolio dated July 29, 2014, as supplemented.

2.	The Statement of Additional Information of the Acquiring Trust relating to the Acquiring Portfolio dated May 1, 2014, as supplemented.

3.

The audited financial statements of the Acquired Portfolio included in the Acquired Portfolio’s Annual Report for the period ended March 31, 2014 (the “Acquired Portfolio Annual Report”) and the unaudited financial statements of the Acquired Portfolio included in the Acquired Portfolio’s Semi-Annual Report for the period ended September 30, 2014 (“Acquired Portfolio Semi-annual Report”). No other parts of the Acquired Portfolio Annual Report or Acquired Portfolio Semi-annual Report are incorporated herein by reference.

4.

The audited financial statements of the Acquiring Portfolio included in the Acquiring Portfolio’s Annual Report for the period ended January 31, 2014 (the “Acquiring Portfolio Annual Report”) and the unaudited financial statements of the Acquiring Portfolio included in the Acquiring Portfolio’s Semi-Annual Report for the period ended July 31, 2014 (“Acquiring Portfolio Semi-annual Report”). No other parts of the Acquiring Portfolio Annual Report or Acquiring Portfolio Semi-annual Report are incorporated herein by reference.

3

Pro Forma Financial Information for the Reorganization1

The unaudited pro forma information provided herein should be read in conjunction with the SunAmerica Series Trust – Cash Management Portfolio (“Acquiring Portfolio”) Semi-Annual Report for the period ended July 31, 2014, and the Seasons Series Trust – Cash Management Portfolio (“Acquired Portfolio”) Semi-Annual Report for the period ended September 30, 2014, each of which is on file with the SEC and is available at no charge.

The unaudited pro forma information set forth below is for the 12-month period beginning August 1, 2013, and ending July 31, 2014. This information is intended to present ratios and supplemental data as if each proposed Reorganization had been consummated at July 31, 2014. Future fees and expenses may be greater or less than those indicated below. The Reorganization is intended to consolidate the relevant Acquired Portfolio, advised by SAAMCo, with the Acquiring Portfolio, also advised by SAAMCo. The Acquiring Portfolio following completion of the Reorganization may be referred to herein as the “Combined Portfolio.” The Acquiring Portfolio will be the accounting survivor of the Reorganization. When the Reorganization is complete, the Acquired Portfolio shareholders will hold the same class of shares of the Acquiring Portfolio as they currently hold of the Acquired Portfolio. The aggregate NAV of the Acquiring Portfolio shares received in the Reorganization will equal the aggregate NAV of the Acquired Portfolio shares held by the Acquired Portfolio shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Acquired Portfolio will hold a smaller percentage of ownership in the Combined Portfolio than such shareholder held in the Acquired Portfolio prior to the Reorganization.

The Reorganization is expected to be tax-free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Portfolio or its shareholders as a result of the Reorganization. The aggregate tax basis of the Acquiring Portfolio shares received by the shareholders of the Acquired Portfolio will be the same as the aggregate tax basis of the Acquired Portfolio shares held by such shareholder immediately before the Reorganization. The historical cost basis of the Acquired Portfolio investments will be carried over to the Acquiring Portfolio.

The Portfolios have the same servicing agent, custodian, transfer agent and distributor. Each of these service providers has entered into an agreement with the Trusts, on behalf of the Acquired Portfolio and Acquiring Portfolio, which agreements govern the provision of services to the respective Portfolios. Such agreements contain substantially similar terms and provide for identical services with respect to the Acquired Portfolio and the Acquiring Portfolio. The Reorganization will not result in any significant changes to the Acquiring Portfolio’s agreements.

Pursuant to the Investment Advisory and Management Agreements between SAAMCo and the Trusts, on behalf of the Acquired Portfolio and Acquiring Portfolio, SAAMCo receives for its services to the relevant Portfolio monthly compensation as listed below:

ACQUIRED PORTFOLIO FEE SCHEDULE*

First $100 million	–	0.475%

Next $400 million	–	0.450%

Next $500 million	–	0.425%

Over $1 billion	–	0.400%

ACQUIRING PORTFOLIO FEE SCHEDULE*

First $100 million	–	0.475%

Next $400 million	–	0.450%

Next $500 million	–	0.425%

Over $1 billion	–	0.400%

* Under the Investment Advisory Agreements, the management fee rate at which management fees are currently paid to SAAMCo with respect to each Portfolio is based on the aggregate assets it manages for both Portfolios.

[1]

The preparation of this financial information requires management to make estimates and assumptions that affect the reported amounts and disclosures contained herein. Actual results could differ from these estimates.

4

Pursuant to an Expense Limitation Agreement with respect to the Acquired Portfolio and the Acquiring Portfolio (the “Expense Limitation Agreement”), SAAMCo has voluntarily agreed to waive its fees or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.45%, 0.60 and 0.70% for Class 1, Class 2 and Class 3 shares, respectively, of the Acquired and Acquiring Portfolios and the Pro Forma Combined Portfolio. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. As of July 31, 2014, the total net assets of the Acquired Portfolio and the Acquiring Portfolio were $32,110,658 and $263,254,477, respectively. The net assets of the Combined Portfolio as of July 31, 2014, would have been approximately $295,360,118.

On a pro forma basis for the 12-month period, the proposed Reorganization would have resulted in no increase/decrease in the management fees paid by the Combined Portfolio, and a decrease of approximately $14,752 in other operating expenses for the Combined Portfolio, resulting in a $0.00 per share total expense increase. The following table sets forth the changes in fees and expenses (shown both as a dollar amount and as a percentage of average net assets) that would have resulted in no increase/decrease in the management fees and a decrease of the other operating expenses of the Combined Portfolio.

	Dollar Increase/(Decrease)	Basis Point Increase/(Decrease)
Investment advisory and management fees	$0	0.000%

Service Fees	0	0.000

Transfer agent fees and expenses	(2,914)	0.000

Custody and accounting fees	(30,272)	(0.010)

Audit and tax fees	(35,898)	(0.011)

Reports to shareholders	(963)	(0.000)

Legal fees	(4,812)	(0.002)

Trustees’ fees and expenses	—	0.000

Interest expense	—	0.000

Other expenses	(8,935)	(0.003)

Fee waiver and/or expense reimbursement	69,042	0.022

Total:	$(14,752)	(0.004)%

No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation of portfolio securities, or compliance with Subchapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended.

5

Prior to the Closing Date, the Acquired Portfolio will declare a distribution to its shareholders, if any, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

The portfolio manager of the Acquiring Portfolio anticipates maintaining a majority of the securities held in the Acquired Portfolio as of the closing of the Reorganizations. Because substantially all of the securities held in the Acquired Portfolio will be maintained by the Acquiring Portfolio, the Reorganization is expected to have a minimal impact related to any realized gain/(loss) recognized in the sales of any securities held by the Acquired Portfolio. Based on the net unrealized capital loss position of the Acquired Portfolio as of July 31, 2014, including any available capital loss carryforwards, the anticipated sales of portfolio holdings following the closing of the Reorganization will not result in the distribution of net capital gains to shareholders of the Combined Portfolio. Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. federal income tax law. Therefore, it is possible that not all of the capital losses will be available for use. Even if the use of capital loss carryforwards is restricted as a result of the Reorganization it is not expected to have an adverse impact to the shareholders due to the underlying variable contact holders are generally not taxed on distributions made (or deemed made).

6

PART C

OTHER INFORMATION

Item 15. Indemnification

The following quote from Article IX of the Registrant’s Declaration of Trust contains relevant provisions relating to the indemnification obligations of the Registrant with respect to certain covered persons, including trustees, officers and employees of the Trust:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

In addition, each of the Independent Trustees has entered into an Indemnification Agreement with the Registrant. The Indemnification Agreement, among other things, seeks to preserve the current indemnification rights of each Independent Trustee, including with respect to advancement of expenses, even after such Independent Trustee no longer serves as a Trustee of the Registrant.

Item 16. Exhibits

(1)

Amended and Restated Declaration of Trust dated March 26, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(2)

Amended and Restated By-laws dated March 26, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(3)	None.

(4)		Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Information Statement included in this Registration Statement).

(5)		Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (1) and (2) above.

(6)	(a)

Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp. (“SAAMCo”) dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(b)

Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(c)

Amendment to the Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated August 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(d)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(e)

Amendment No. 3 to the Subadvisory Agreement between SAAMCo and AllianceBernstein, L.P. dated October 3, 2007. Incorporated by Reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(f)

Amendment No. 4 to the Subadvisory Agreement between SAAMCo and AllianceBerstein, L.P. dated January 23, 2012. Incorporated by Reference to Post-Effective Amendment No 58 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on January 20, 2012.

(g)

Amendment No. 5 to the Subadvisory Agreement between SAAMCo and AllianceBerstein, L.P. dated July 16, 2012. Incorporated by Reference to Post-Effective Amendment No 61 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on June 29, 2012.

(h)

Amendment No. 6 to the Subadvisory Agreement between SAAMCo and AllianceBerstein, L.P. dated December 19, 2012. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(i)

Subadvisory Agreement between SAAMCo and Banc of America Capital Management, Inc. dated April 5, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(j)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Banc of America Capital Management, Inc. dated February 14, 2005. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2005.

(k)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and BofA Advisors, LLC (formerly, Columbia Management Advisors, LLC and Banc of America Capital Management, LLC) dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(l)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and BofA Advisors LLC (formerly, Columbia Management Advisors, LLC and Banc of America Capital Management, LLC) dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(m)

Amendment No. 4 to Subadvisory Agreement between SAAMCo and BofA Advisors, LLC (formerly, Columbia Management Advisors, LLC) dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(n)

Subadvisory Agreement between SAAMCo and Columbia Management Investment Advisers, LLC (formerly, RiverSource Investment, LLC) dated May 1, 2010. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

(o)

Subadvisory Agreement between SAAMCo and Davis Selected Advisers, L.P dated February 23, 2001. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 33-52742) filed on August 21, 2003.

(p)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Davis Selected Advisers, L.P. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(q)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Davis Selected Advisers, LP dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(r)

Subadvisory Agreement between SAAMCo and Federated Investment Counseling dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(s)

Amendment to Subadvisory Agreement between SAAMCo and Federated Investment Counseling dated May 1, 2004 (transferring subadvisory responsibilities for Federated American Leaders Portfolio and Telecom Utility Portfolio to Federated Equity Management Company of Pennsylvania and Corporate Bond Portfolio to Federated Investment Management Company). Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(t)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Federated Equity Management Company of Pennsylvania and Federated Investment Management Company dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(u)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and Federated Investment Management Company dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(v)

Subadvisory Agreement between SAAMCo and Franklin Advisory Services, LLC dated August 28, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(w)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Franklin Advisory Services, LLC dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(y)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Franklin Advisory Services, LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(x)

Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management International dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(z)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management International dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No 44 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on February 13, 2008.

(aa)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management International dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(ab)

Subadvisory Agreement between SAAMCo and Invesco Advisers, Inc. dated June 1, 2010. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

(ac)

Subadvisory Agreement between SAAMCo and Invesco Advisers, Inc. dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ad)

Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(ae)

Amendment to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated January 23, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(af)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(ag)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated October 2, 2007. Incorporated by Reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(ah)

Amendment No. 4 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated November 15, 2010. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

(ai)

Amendment No. 5 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated January 14, 2013. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(aj)

Subadvisory Agreement between SAAMCo and Marsico Capital Management, LLC dated December 14, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(ak)

Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated January 1, 1999. Incorporated herein by reference to Registrant’s Form N-14 (File No. 33-52742) filed on August 21, 2003.

(al)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated May 1, 2007. Incorporated by reference to Post-Effective Amendment No 44 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on February 13, 2008.

(am)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(an)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated November 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 17, 2009.

(ao)

Amendment No. 4 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ap)

Subadvisory Agreement between SAAMCo and Morgan Stanley Dean Witter Investment Management dated May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(aq)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated January 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2005.

(ar)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(as)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(at)

Amendment No. 4 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(au)

Subadvisory Agreement between SAAMCo and OppenheimerFunds, Inc. dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(av)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and OppenheimerFunds, Inc. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(aw)

Subadvisory Agreement between SAAMCo and Pacific Investment Management Company LLC (“PIMCO”) dated May 1, 2008. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(ax)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and PIMCO dated March 21, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ay)

Subadvisory Agreement between SAAMCo and PineBridge Investments, LLC dated March 29, 2010. Incorporated by reference to Post-Effective Amendment No 49 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2010.

(az)

Subadvisory Agreement between SAAMCo and Putnam Investment Management, LLC dated December 6, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ba)

Subadvisory Agreement between SAAMCo and Pyramis Global Investors, LLC dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(bb)

Subadvisory Agreement between SAAMCo and Templeton Investment Counsel, LLC dated August 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(bc)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Templeton Investment Counsel, LLC dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(bd)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Templeton Investment Counsel, LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(be)

Form of Subadvisory Agreement between SAAMCo and The Boston Company Asset Management, LLC dated May 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(bf)

Subadvisory Agreement between SAAMCo and Wells Capital Management Incorporated dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(bg)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Wells Capital Management Incorporated dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(bh)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Wells Capital Management Incorporated dated July 20, 2009. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on February 12, 2010.

(bi)

Master-Feeder Addendum to Investment Advisory and Management Agreement dated October 15, 2012. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(bj)

Advisory Fee Waiver Agreement dated October 15, 2012 - Feeders. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(bk)

Advisory Fee Waiver Agreement for the Emerging Markets Portfolio dated January 14, 2013. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(bl)	Form of Amended and Restated Advisory Fee Waiver Agreement for the Emerging Markets Portfolio dated April 30, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(bm)

Form of Advisory Fee Waiver Agreement for the Capital Growth Portfolio dated May 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(7)

Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. dated May 21, 2002. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 33-52742) filed August 21, 2003.

(8)		Inapplicable.

(9)	(a)

Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(b)

Amendment to Master Custodian Agreement between Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(10)	(a)

Distribution Plan Pursuant to Rule 12b-1 (Class 1 Shares, formerly Class A Shares) dated January 1, 2013. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(b)

Distribution and Service Plan Pursuant to Rule 12b-1 (Class 2 Shares, formerly Class B Shares) dated January 1, 2013. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

	(c)	Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3 Shares) dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

	(d)	Plan Pursuant to 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (file No. 33-52742) filed on August 1, 2002.

(e)

Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No 53 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on November 8, 2011.

(f)

Amendment No. 1 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(g)

Amendment No. 2 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October.2, 2012.

(h)

Amendment No. 3 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(i)

Amendment No. 4 to the Shareholder Services Agreement between American General Life Insurance Company and SunAmerica Series Trust dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(j)

Shareholder Services Agreement between First SunAmerica Life Insurance Company and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No 53 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on November 8, 2011.

(k)

Amendment No. 1 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York (formerly, First SunAmerica Life Insurance Company) and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(l)

Amendment No. 2 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October.2, 2012.

(m)

Amendment No. 3 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(n)

Amendment No. 4 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and SunAmerica Series Trust dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(11)		Opinion and consent of Morgan, Lewis & Bockius LLP, special Massachusetts counsel for the Registrant.*

(12)		Form of tax opinion of Dechert LLP, counsel to the Registrant.*

(13)	(a)

Form of Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(b)

Form of Addendum to Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on July 5, 2001.

(c)

Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on May 7, 1997.

(d)

Form of Addendum to Fund Participation Agreement for Class 1 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 17, 2009.

(e)

Form of Addendum to Fund Participation Agreement for Class 2 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 17, 2009.

(f)

Form of Addendum to Fund Participation Agreement for Class 3 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 17, 2009.

(g)

Fund Participation Agreement with AIG SunAmerica Life Assurance Company dated September 1, 2006 (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(h)

Amendment No. 1 to the Participation Agreement with SunAmerica Life Assurance Company dated April 1, 2011 (Master Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October 2, 2012.

(i)

Amendment No. 2 to the Participation Agreement with SunAmerica Annuity and Life Assurance Company (Master Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October 2, 2012.

(j)

Fund Participation Agreement with First SunAmerica Life Insurance Company dated September 1, 2006 (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October 2, 2012.

(k)

Amendment No. 1 to the Participation Agreement with First SunAmerica Life Insurance Company dated April 1, 2011 (Master Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October 2, 2012.

(l)

Amendment No. 2 to the Participation Agreement with The United States Life Insurance Company in the City of New York (Master Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October 2, 2012.

(m)

Participation Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No 58 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on January 20, 2012.

(n)

Fund Participation Agreement between First SunAmerica Life Insurance Company and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No 58 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on January 20, 2012.

(o)

Indemnification Agreement between Registrant and Garrett F. Bouton. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(p)

Indemnification Agreement between Registrant and Carl D. Covitz. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on June 16, 2006.

(q)

Indemnification Agreement between Registrant and Jane Jelenko. Incorporated by reference to Post-Effective Amendment No 42 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on February 12, 2007.

(r)

Indemnification Agreement between Registrant and Allan L. Sher. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on June 16, 2006.

(s)

Indemnification Agreement between Registrant and Gilbert T. Ray. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on June 16, 2006.

(t)

Indemnification Agreement between Registrant and Bruce G. Willison. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on June 16, 2006.

(u)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SunAmerica Dynamic Allocation Portfolio, and SAAMCo dated January 23, 2012. Incorporated by reference to Post-Effective Amendment No 58 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on January 20, 2012.

(v)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SunAmerica Dynamic Strategy Portfolio, and SAAMCo dated July 16, 2012. Incorporated by Reference to Post-Effective Amendment No 61 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on June 29, 2012.

(w)

Form of Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SunAmerica Dynamic Strategy Portfolio, and SAAMCo dated April 30, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(x)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the Protected Asset Allocation SAST Portfolio, and SAAMCo dated October 15, 2012. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

	(y)	Form of Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCPSM Managed Asset Allocation SAST Portfolio, and SAAMCo dated April 30, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(z)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCP Total Return BalancedSM Portfolio, and SAAMCo dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(aa)

Form of Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCP Total Return BalancedSM Portfolio, and SAAMCo dated April 30, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ab)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCPSM Value Portfolio, and SAAMCo dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ac)

Form of Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCPSM Value Portfolio, and SAAMCo dated April 30, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ad)

Master Transfer Agency and Service Agreement between VALIC Retirement Services Company and SunAmerica Series Trust dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(14)	(a)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant.*

	(b)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for Seasons Series Trust.*

	(c)	Consent of Willkie Farr and Gallagher LLP.*

	(d)	Consent of Dechert LLP, counsel to the Registrant.*

(15)		None.

(16)		Power of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(17)	(a)

Statement of Additional Information of SunAmerica Series Trust, with respect to the Cash Management Portfolio, dated May 1, 2014. Incorporated herein by reference to Definitive Materials filed under Rule 497 (File No. 33-52742) of the Securities Act of 1933 on May 1, 2014.

(b)

Statement of Additional Information of Seasons Series Trust, with respect to the Cash Management Portfolio, dated July 29, 2014. Incorporated herein by reference to Post-Effective Amendment No. 39 to Season Series Trust’s Form N-1A (File No. 333-08653) filed on July 18, 2014.

(c)

Annual Report of SunAmerica Series Trust, with respect to the Cash Management Portfolio, for the period ended January 31, 2014. Incorporated herein by reference to Registrant’s Form N-CSR (File No. 811-07238) filed on April 10, 2014.

(d)

Semi-Annual Report of SunAmerica Series Trust, with respect to the Cash Management Portfolio, for the period ended July 31, 2014. Incorporated herein by reference to Registrant’s Form N-CSR (File No. 811-07238) filed on October 8, 2014.

(e)

Annual Report of Seasons Series Trust, with respect to the Cash Management Portfolio, for the period ended March 31, 2014. Incorporated herein by reference to Form N-CSR (File No. 811-07725) filed on June 6, 2014.

(f)

Semi-Annual Report of Seasons Series Trust, with respect to the Cash Management Portfolio, for the period ended September 30, 2014. Incorporated herein by reference to Form N-CSR (File No. 811-07725) filed on December 8, 2014.

(g)

Code of Ethics of SunAmerica Asset Management Corp. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(h)

Code of Ethics of AllianceBernstein, LP. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(i)

Code of Ethics of BofA Advisors, LLC (formerly, Columbia Management Advisors, LLC). Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(j)

Code of Ethics of Columbia Management Investment Advisers, LLC. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

(k)

Code of Ethics of Davis Selected Advisers, L.P. Incorporated by reference to Post-Effective Amendment No 49 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2010.

(l)

Code of Ethics of Federated Investors, Inc. Incorporated by reference to Post-Effective Amendment No 49 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2010.

(m)

Code of Ethics of Franklin-Templeton Investments. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(n)

Code of Ethics of Goldman Sachs Asset Management International. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(o)

Code of Ethics of Invesco Advisers, Inc. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

(p)

Code of Ethics of J.P. Morgan Investment Management Inc. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(q)

Code of Ethics of Marsico Capital Management, LLC. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(r)

Code of Ethics of Massachusetts Financial Services Company. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(s)

Code of Ethics of Morgan Stanley Investment Management. Incorporated herein by reference to Post- Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(t)

Code of Ethics of OppenheimerFunds, Inc. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(u)

Code of Ethics of Pacific Investment Management Company. Incorporated by reference to Post-Effective Amendment No 49 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2010.

(v)

Code of Ethics of PineBridge Investments, LLC. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(w)

Code of Ethics of Putnam Investment Management, Inc. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(x)

Code of Ethics of Pyramis Global Investors, LLC. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(y)

Code of Ethics of The Boston Company Asset Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(z)

Code of Ethics of Well Capital Management Incorporated. Incorporated herein by reference to Post- Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(aa)	Code of the Ethics of American Funds. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

(ab)

Code of the Ethics of The Capital Group Companies, Inc. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

*	Filed herewith.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 22nd day of December, 2014.

SUNAMERICA SERIES TRUST (Registrant)

By:	/s/ John T. Genoy
John T. Genoy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Trustee	December 22, 2014
(Bruce G. Willison)

/s/ Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	December 22, 2014
(Gregory R. Kingston)

*	Trustee	December 22, 2014
(Garrett F. Bouton)

*	Trustee	December 22, 2014
(Carl D. Covitz)

*	Trustee	December 22, 2014
(Peter A. Harbeck)

/s/ John T. Genoy	President (Principal Executive Officer)	December 22, 2014
(John T. Genoy)

*	Trustee	December 22, 2014
(Jane Jelenko)

*	Trustee	December 22, 2014
(Allan L. Sher)

*	Trustee	December 22, 2014
(Gilbert T. Ray)

*By:	/s/ Nori L. Gabert	December 22, 2014
Nori L. Gabert, Attorney-in-Fact

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

(11)	Opinion and consent of Morgan, Lewis & Bockius LLP, special Massachusetts counsel for the Registrant.

(12)	Form of tax opinion of Dechert LLP, counsel to the Registrant.

(14)(a)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant.

(14)(b)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for Seasons Series Trust.

(14)(c)	Consent of Willkie Farr and Gallagher LLP.

(14)(d)	Consent of Dechert LLP, counsel to the Registrant.